Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 70.1% ) Value
Asset-Backed Securities (5.4%)
510 Asset Backed Trust
$ 800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 738,509
949,894
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
921,919
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
760,158
720 East CLO I, Ltd.
1,700,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
1,716,738
Affirm Asset Securitization Trust
1,150,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
1,142,628
1,500,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
1,509,067
1,250,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,268,626
387,341
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
389,175
1,500,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,496,434
Anchorage Capital CLO 21, Ltd.
1,225,000
7.979%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
1,222,385
Ares XL CLO, Ltd.
1,200,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
1,197,990
Barings CLO, Ltd.
600,000
8.729%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
600,132
Business Jet Securities, LLC
1,005,302
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
968,328
CarVal CLO, Ltd.
1,700,000
9.018%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,700,422
Cascade Funding Mortgage Trust,
LLC
1,089,665
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
1,065,450
Dryden 36 Senior Loan Fund
1,025,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
1,024,942
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,305,970
Longfellow Place CLO, Ltd.
969,630
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
a,c
969,502
Madison Park Funding XVIII, Ltd.
1,725,000
7.479%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
1,724,362
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,501,200
Principal
Amount Long-Term Fixed Income (70.1%) Value
Asset-Backed Securities (5.4%) - continued
Neuberger Berman CLO, Ltd.
$ 1,650,000
8.576%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
$ 1,639,389
OZLM VIII, Ltd.
1,400,000
7.228%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,392,159
Pagaya AI Technology in Housing
Trust
1,700,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,643,379
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
404,712
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
1,757,860
1,500,000
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b,d
1,500,000
163,498
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
160,850
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
1,128,988
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
1,189,730
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
2,221,573
RCO VII Mortgage, LLC
1,439,794
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
1,435,490
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
551,422
Saxon Asset Securities Trust
567,623
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
c
474,645
Sculptor CLO, Ltd.
950,000
7.979%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
944,231
Silver Point CLO 2, Ltd.
1,800,000
8.018%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
1,808,953
Stanwich Mortgage Loan
Company, LLC
693,612
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
672,101
Stratus Static CLO, Ltd.
1,400,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
1,399,908
Unlock HEA Trust
1,494,078
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,465,672
Upstart Securitization Trust
317,724
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
318,297

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Asset-Backed Securities (5.4%) - continued
VCAT Asset Securitization, LLC
$ 355,665
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
$ 354,973
Vericrest Opportunity Loan
Transferee
1,265,143
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
1,131,731
1,569,255
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
1,398,492
1,104,424
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
958,834
326,340
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
290,611
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
1,439,004
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
338,730
Whitebox CLO III, Ltd.
1,225,000
7.776%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
1,223,460
Whitebox CLO IV, Ltd.
1,250,000
7.918%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
1,263,240
Wind River CLO, Ltd.
950,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
949,985
Total 54,682,356
Basic Materials (1.2%)
Anglo American Capital plc
200,000 3.875%,  3/16/2029
a
187,107
ATI, Inc.
268,000 7.250%,  8/15/2030 277,011
ATI, Inc., Convertible
196,000 3.500%,  6/15/2025 649,642
Axalta Coating Systems Dutch
Holding B BV
216,000 7.250%,  2/15/2031
a
224,685
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
50,000 8.750%,  7/15/2026
a
46,114
Cascades, Inc./Cascades USA,
Inc.
297,000 5.125%,  1/15/2026
a
291,119
Chemours Company
524,000 5.750%,  11/15/2028
a
483,180
Cleveland-Cliffs, Inc.
317,000 5.875%,  6/1/2027 316,436
210,000 4.625%,  3/1/2029
a
195,763
Consolidated Energy Finance SA
709,000 5.625%,  10/15/2028
a
595,021
Ecolab, Inc.
174,000 2.125%,  2/1/2032 144,507
EIDP, Inc.
160,000 4.500%,  5/15/2026 158,158
First Quantum Minerals, Ltd.
611,000 6.875%,  10/15/2027
a
585,805
FMC Corporation
135,000 5.150%,  5/18/2026 134,143
Glencore Funding, LLC
136,000 5.893%,  4/4/2054
a,e
137,785
Principal
Amount Long-Term Fixed Income (70.1%) Value
Basic Materials (1.2%) - continued
$ 196,000 4.000%,  3/27/2027
a
$ 189,470
259,000 6.125%,  10/6/2028
a
267,643
Hecla Mining Company
160,000 7.250%,  2/15/2028 160,175
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
a
358,396
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
321,000 9.000%,  7/1/2028
a
316,666
Innophos Holdings, Inc.
119,000 9.375%,  2/15/2028
a
99,255
International Flavors & Fragrances,
Inc.
201,000 1.230%,  10/1/2025
a
188,136
Mercer International, Inc.
143,000 5.125%,  2/1/2029 125,693
Mineral Resources, Ltd.
74,000 9.250%,  10/1/2028
a
77,937
Mosaic Company
198,000 5.375%,  11/15/2028 200,379
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
200,000 5.350%,  3/15/2034
a
201,275
Novelis Corporation
150,000 3.250%,  11/15/2026
a
139,767
210,000 4.750%,  1/30/2030
a
193,751
150,000 3.875%,  8/15/2031
a
128,851
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 264,659
OCI NV
264,000 4.625%,  10/15/2025
a
257,873
Olin Corporation
534,000 5.125%,  9/15/2027 521,651
Peabody Energy Corporation,
Convertible
258,000 3.250%,  3/1/2028
f
363,909
SCIL IV, LLC/SCIL USA Holdings,
LLC
250,000 5.375%,  11/1/2026
a
242,633
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054
a,e
212,414
SNF Group SACA
392,000 3.375%,  3/15/2030
a
339,320
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
a
393,850
Taseko Mines, Ltd.
437,000 7.000%,  2/15/2026
a,f
438,788
Tronox, Inc.
124,000 4.625%,  3/15/2029
a
111,220
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
a
230,866
United States Steel Corporation
468,000 6.875%,  3/1/2029 472,490
United States Steel Corporation,
Convertible
232,000 5.000%,  11/1/2026 708,992
Westlake Corporation
130,000 3.600%,  8/15/2026 124,933
Total 11,757,468
Capital Goods (2.1%)
AAR Escrow Issuer, LLC
297,000 6.750%,  3/15/2029
a
299,285

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Capital Goods (2.1%) - continued
Advanced Drainage Systems, Inc.
$ 282,000 6.375%,  6/15/2030
a
$ 283,459
Amcor Finance USA, Inc.
136,000 5.625%,  5/26/2033 139,659
ARD Finance SA
138,000 6.500%,  6/30/2027
a
46,181
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
240,000 5.250%,  8/15/2027
a,f
151,200
206,000 5.250%,  8/15/2027
a,f
129,780
BAE Systems plc
200,000 5.500%,  3/26/2054
a
201,897
Boeing Company
412,000 5.930%,  5/1/2060 386,264
326,000 4.875%,  5/1/2025 322,379
222,000 2.196%,  2/4/2026 207,836
197,000 3.250%,  3/1/2028 180,573
293,000 5.150%,  5/1/2030 283,480
Bombardier, Inc.
369,000 7.875%,  4/15/2027
a
369,258
146,000 6.000%,  2/15/2028
a
143,617
Brand Industrial Services, Inc.
279,000 10.375%,  8/1/2030
a
302,063
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
a
238,546
Canpack SA/Canpack US, LLC
498,000 3.875%,  11/15/2029
a
440,706
Carrier Global Corporation
265,000 2.722%,  2/15/2030 234,343
Chart Industries, Inc.
446,000 7.500%,  1/1/2030
a
463,147
Chart Industries, Inc., Convertible
163,000 1.000%,  11/15/2024 457,525
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
57,953
116,000 8.750%,  4/15/2030
a
113,975
Cornerstone Building Brands, Inc.
298,000 6.125%,  1/15/2029
a
265,623
Covanta Holding Corporation
296,000 4.875%,  12/1/2029
a
265,290
CP Atlas Buyer, Inc.
420,000 7.000%,  12/1/2028
a,f
394,173
Crown Cork & Seal Company, Inc.
377,000 7.375%,  12/15/2026 395,517
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
407,000 6.625%,  12/15/2030
a
410,904
Fluor Corporation, Convertible
612,000 1.125%,  8/15/2029
a
688,194
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
a
286,642
403,000 3.500%,  9/1/2028
a
369,145
Greenbrier Companies, Inc.,
Convertible
356,000 2.875%,  4/15/2028
f
394,555
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
a
612,458
Herc Holdings, Inc.
314,000 5.500%,  7/15/2027
a
308,407
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 274,452
Principal
Amount Long-Term Fixed Income (70.1%) Value
Capital Goods (2.1%) - continued
Howmet Aerospace, Inc.
$ 205,000 6.750%,  1/15/2028 $ 214,249
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 183,729
Ingersoll Rand, Inc.
68,000 5.700%,  8/14/2033 69,757
John Deere Capital Corporation
196,000 4.500%,  1/16/2029 194,060
141,000 4.700%,  6/10/2030 140,222
144,000 3.900%,  6/7/2032 135,218
67,000 5.150%,  9/8/2033 68,427
L3Harris Technologies, Inc.
144,000 5.400%,  1/15/2027 145,027
Lockheed Martin Corporation
187,000 5.200%,  2/15/2064 184,904
Mauser Packaging Solutions
Holding Company
261,000 9.250%,  4/15/2027
a,f
258,921
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
74,000 6.750%,  4/1/2032
a
74,253
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
a
207,988
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
a
225,851
Nesco Holdings II, Inc.
445,000 5.500%,  4/15/2029
a
421,016
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
a
487,618
Northrop Grumman Corporation
275,000 5.200%,  6/1/2054 267,824
63,000 4.700%,  3/15/2033 61,502
OI European Group BV
473,000 4.750%,  2/15/2030
a
435,489
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 222,388
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
a
216,122
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
a
284,526
Parker-Hannifin Corporation
141,000 4.250%,  9/15/2027 138,265
Patrick Industries, Inc., Convertible
205,000 1.750%,  12/1/2028 264,649
PGT Innovations, Inc.
408,000 4.375%,  10/1/2029
a
414,294
Republic Services, Inc.
131,000 3.950%,  5/15/2028 126,675
131,000 5.000%,  12/15/2033 130,107
Roller Bearing Company of
America, Inc.
336,000 4.375%,  10/15/2029
a
307,648
Rolls-Royce plc
180,000 5.750%,  10/15/2027
a
180,492
RTX Corporation
204,000 5.750%,  1/15/2029 211,083
Sealed Air Corporation
373,000 6.125%,  2/1/2028
a
373,774
Smyrna Ready Mix Concrete, LLC
343,000 8.875%,  11/15/2031
a
366,630

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Capital Goods (2.1%) - continued
Spirit AeroSystems, Inc.
$ 369,000 9.750%,  11/15/2030
a
$ 412,751
SRM Escrow Issuer, LLC
213,000 6.000%,  11/1/2028
a
208,177
Summit Materials, LLC/Summit
Materials Finance Corporation
98,000 7.250%,  1/15/2031
a
101,860
Textron, Inc.
196,000 3.650%,  3/15/2027 188,087
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
160,000 7.750%,  4/15/2026
a,f
159,810
TransDigm, Inc.
493,000 5.500%,  11/15/2027 482,525
156,000 4.875%,  5/1/2029 145,113
416,000 7.125%,  12/1/2031
a
428,712
347,000 6.625%,  3/1/2032
a
350,571
Triumph Group, Inc.
344,000 9.000%,  3/15/2028
a
362,656
Trivium Packaging Finance
184,000 5.500%,  8/15/2026
a
181,420
158,000 8.500%,  8/15/2027
a
156,029
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 282,120
Veralto Corporation
139,000 5.350%,  9/18/2028
a
140,804
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 61,710
Waste Management, Inc.
147,000 4.875%,  2/15/2029 148,375
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
a
182,202
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
125,275
87,000 6.625%,  3/15/2032
a
88,408
Total 21,337,799
Collateralized Mortgage Obligations (6.4%)
A&D Mortgage Trust
1,017,157
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
1,019,190
Alternative Loan Trust
552,512
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 308,072
Angel Oak Mortgage Trust
1,486,185
5.985%,  1/25/2069, Ser.
2024-2, Class A1
a,b
1,480,955
Banc of America Alternative Loan
Trust
519,206
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 445,113
Banc of America Mortgage
Securities Trust
298,579
5.236%,  9/25/2035, Ser.
2005-H, Class 3A1
c
273,313
Bear Stearns Adjustable Rate
Mortgage Trust
89,406
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
82,914
CAFL Issuer, LLC
1,350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
1,295,114
Principal
Amount Long-Term Fixed Income (70.1%) Value
Collateralized Mortgage Obligations (6.4%) -
continued
CHL Mortgage Pass-Through Trust
$ 186,624
5.770%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
$ 179,243
858,213
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 371,650
CHNGE Mortgage Trust
1,328,831
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
1,245,205
1,381,417
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
1,345,254
1,445,577
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
1,435,815
829,833
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
815,454
1,061,309
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
1,061,341
929,682
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
916,620
CIM Trust
1,458,357
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
1,452,167
Citigroup Mortgage Loan Trust,
Inc.
99,836
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 94,115
931,840
5.213%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
801,876
COLT Mortgage Loan Trust
1,222,705
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
1,221,605
Countrywide Alternative Loan Trust
447,141
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 359,027
239,285
4.009%,  10/25/2035, Ser.
2005-43, Class 4A1
c
193,283
155,919
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 120,259
Countrywide Home Loan
Mortgage Pass Through Trust
476,030
4.698%,  11/25/2035, Ser.
2005-22, Class 2A1
c
380,249
Credit Suisse Mortgage Trust
777,244
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
765,097
572,722
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
481,967
Cross Mortgage Trust
780,563
6.085%,  12/25/2068, Ser.
2024-H1, Class A1
a,b
779,499
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
714,336
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 629,695
302,242
4.053%,  8/25/2035, Ser.
2005-AR1, Class 2A3
c
262,407
Federal Home Loan Mortgage
Corporation
1,533,470
3.500%,  8/15/2035, Ser.
345, Class C8
g
155,412
Federal Home Loan Mortgage
Corporation - REMIC
2,908,683
4.000%,  1/25/2051, Ser.
5249, Class LA 2,779,933

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Collateralized Mortgage Obligations (6.4%) -
continued
$ 1,798,848
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO $ 1,423,306
6,160,120
1.500%,  12/25/2050, Ser.
5107, Class IO
g
501,834
115,020
2.500%,  5/15/2027, Ser.
4106, Class HI
g
1,474
601,363
3.000%,  5/15/2027, Ser.
4046, Class GI
g
16,019
647,319
3.000%,  7/15/2027, Ser.
4084, Class NI
g
20,517
910,366
3.000%,  7/15/2027, Ser.
4074, Class IO
g
29,622
352,672
2.500%,  2/15/2028, Ser.
4162, Class AI
g
10,741
706,905
2.500%,  2/15/2028, Ser.
4161, Class UI
g
21,675
1,130,706
2.500%,  3/15/2028, Ser.
4177, Class EI
g
37,373
1,293,524
3.500%,  10/15/2032, Ser.
4119, Class KI
g
116,233
869,847
3.000%,  2/15/2033, Ser.
4170, Class IG
g
67,650
1,236,786
3.000%,  4/15/2033, Ser.
4203, Class DI
g
57,589
Federal National Mortgage
Association - REMIC
1,536,010
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,501,115
3,094,119
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,952,516
1,074,652
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
30,119
688,426
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
19,696
1,166,093
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
24,434
690,666
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
22,006
2,079,758
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
70,186
1,486,134
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
46,297
495,693
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
14,829
1,346,832
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
37,973
436,940
2.500%,  2/25/2028, Ser.
2013-46, Class CI
g
9,764
475,652
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
16,458
305,817
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
10,962
775,816
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
15,437
1,185,528
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
96,563
1,331,703
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,299,094
First Horizon Alternative Mortgage
Securities Trust
163,237
6.915%,  3/25/2035, Ser.
2005-AA2, Class 1A1
c
156,494
152,252
6.443%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
136,736
Principal
Amount Long-Term Fixed Income (70.1%) Value
Collateralized Mortgage Obligations (6.4%) -
continued
Flagstar Mortgage Trust
$ 510,761
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
$ 446,783
GCAT Trust
1,117,015
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
1,031,149
734,607
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
728,037
GMAC Mortgage Corporation
Loan Trust
325,247
3.725%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
265,941
Government National Mortgage
Association
164,942
4.000%,  1/16/2027, Ser.
2012-3, Class IO
g
3,491
GS Mortgage-Backed Securities
Trust
1,078,764
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
1,061,571
Home RE, Ltd.
1,550,000
9.920%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,608,789
1,350,000
8.820%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
1,379,740
IndyMac IMJA Mortgage Loan
Trust
949,156
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 415,588
J.P. Morgan Mortgage Trust
751,653
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
619,546
1,182,705
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
1,151,936
78,229
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 77,981
395,141
5.144%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
280,398
LHOME Mortgage Trust
900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
903,256
Merrill Lynch Alternative Note
Asset Trust
895,082
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 327,798
MFRA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
1,500,476
MortgageIT Trust
1,752,430
5.904%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
1,435,218
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
990,794
Preston Ridge Partners Mortgage
Trust, LLC
1,281,489
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
1,222,841

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Collateralized Mortgage Obligations (6.4%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 1,473,679
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
$ 1,468,727
PRKCM Trust
1,560,390
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
1,557,303
1,337,417
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
1,365,160
Residential Accredit Loans, Inc.
Trust
436,281
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 369,010
298,874
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 227,264
554,727
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 442,830
Residential Asset Securitization
Trust
480,772
4.460%,  1/25/2034, Ser.
2004-IP1, Class A1
c
440,283
Residential Funding Mortgage
Security I Trust
381,163
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 289,116
ROC Securities Trust Series
1,225,170
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
1,218,215
Sequoia Mortgage Trust
465,505
3.626%,  9/20/2046, Ser.
2007-1, Class 4A1
c
314,163
Structured Adjustable Rate
Mortgage Loan Trust
195,611
4.565%,  7/25/2035, Ser.
2005-15, Class 4A1
c
164,160
Toorak Mortgage Trust
1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
1,494,252
Triangle Re, Ltd.
1,750,000
8.720%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
1,786,133
27,358
7.220%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
27,367
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
1,500,982
Unlock HEA Trust
1,500,000
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,466,250
Verus Securitization Trust
1,227,368
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
1,032,239
1,241,962
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
1,242,085
962,166
6.664%,  12/25/2068, Ser.
2023-8, Class A2
a,b
966,870
WaMu Mortgage Pass-Through
Certificates
144,734
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
c
138,956
Principal
Amount Long-Term Fixed Income (70.1%) Value
Collateralized Mortgage Obligations (6.4%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 316,730
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 258,922
Total 64,738,176
Commercial Mortgage-Backed Securities (0.6%)
BANK5 2023-5YR1
2,000,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
2,061,217
BBCMS Mortgage Trust
1,784,505
0.713%,  2/15/2055, Ser.
2022-C14, Class XA
c,g
69,965
5,980,550
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
454,017
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
a
1,005,710
Silver Hill Trust
276,481
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
263,259
Velocity Commercial Capital Loan
Trust
888,841
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
895,011
1,352,270
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
1,388,855
Total 6,138,034
Communications Services (2.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
359,000 10.500%,  2/15/2028
a
166,398
Altice Financing SA
289,000 5.750%,  8/15/2029
a
231,559
Altice France SA/France
130,000 8.125%,  2/1/2027
a
101,616
485,000 5.125%,  7/15/2029
a
327,876
410,000 5.500%,  10/15/2029
a
278,281
AMC Networks, Inc.
210,000 4.750%,  8/1/2025
f
209,735
62,000 10.250%,  1/15/2029
a,e
62,450
American Tower Corporation
260,000 4.400%,  2/15/2026 255,456
135,000 1.450%,  9/15/2026 123,043
191,000 5.500%,  3/15/2028 192,599
136,000 5.800%,  11/15/2028 139,241
196,000 3.800%,  8/15/2029 182,919
AT&T, Inc.
688,000 3.550%,  9/15/2055 481,067
407,000 4.300%,  2/15/2030 391,155
136,000 5.400%,  2/15/2034 137,784
Bell Telephone Company of
Canada
290,000 5.550%,  2/15/2054 289,513
134,000 5.100%,  5/11/2033 132,955
Cable One, Inc., Convertible
196,000 1.125%,  3/15/2028 147,118
CCO Holdings, LLC/CCO Holdings
Capital Corporation
495,000 5.125%,  5/1/2027
a
471,622
255,000 5.000%,  2/1/2028
a
237,381
214,000 6.375%,  9/1/2029
a
203,018

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Communications Services (2.6%) - continued
$ 16,000 4.750%,  3/1/2030
a
$ 13,738
695,000 4.500%,  8/15/2030
a
582,443
291,000 4.250%,  2/1/2031
a
237,645
375,000 4.750%,  2/1/2032
a
306,046
360,000 4.250%,  1/15/2034
a
271,747
CenterPoint Energy, Inc.,
Convertible
11,819 3.369%,  9/15/2029 381,163
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
123,000 6.150%,  11/10/2026 123,963
196,000 5.050%,  3/30/2029 188,988
Cimpress plc
270,000 7.000%,  6/15/2026 270,243
Clear Channel Outdoor Holdings,
Inc.
448,000 7.500%,  6/1/2029
a
370,514
Clear Channel Worldwide
Holdings, Inc.
512,000 5.125%,  8/15/2027
a
482,629
Comcast Corporation
326,000 3.400%,  4/1/2030 301,478
Connect Finco SARL/Connect US
Finco, LLC
230,000 6.750%,  10/1/2026
a
225,463
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 203,903
CSC Holdings, LLC
445,000 5.375%,  2/1/2028
a
382,755
134,000 11.750%,  1/31/2029
a
134,209
512,000 6.500%,  2/1/2029
a
433,823
548,000 5.750%,  1/15/2030
a
290,097
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 435,017
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
768,000 5.875%,  8/15/2027
a
726,556
DISH DBS Corporation
153,000 5.875%,  11/15/2024
f
146,593
184,000 5.250%,  12/1/2026
a,f
144,883
145,000 7.375%,  7/1/2028 69,807
50,000 5.750%,  12/1/2028
a,f
34,363
234,000 5.125%,  6/1/2029 97,599
DISH Network Corporation
325,000 11.750%,  11/15/2027
a
331,803
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
a
435,661
339,000 6.750%,  5/1/2029
a
302,113
109,000 8.750%,  5/15/2030
a
111,531
GCI, LLC
352,000 4.750%,  10/15/2028
a
322,751
Gray Television, Inc.
370,000 4.750%,  10/15/2030
a
242,660
172,000 5.375%,  11/15/2031
a
112,784
iHeartCommunications, Inc.
297,000 6.375%,  5/1/2026 253,367
Iliad Holding SASU
544,000 6.500%,  10/15/2026
a
538,905
Lamar Media Corporation
238,000 3.625%,  1/15/2031 208,828
Principal
Amount Long-Term Fixed Income (70.1%) Value
Communications Services (2.6%) - continued
LCPR Senior Secured Financing
DAC
$ 501,000 6.750%,  10/15/2027
a
$ 470,198
Level 3 Financing, Inc.
585,000 4.625%,  9/15/2027
a
389,025
202,000 4.250%,  7/1/2028
a
94,940
213,000 10.500%,  5/15/2030
a,f
217,792
McGraw-Hill Education, Inc.
392,000 8.000%,  8/1/2029
a,f
368,448
Meta Platforms, Inc.
132,000 3.850%,  8/15/2032 123,693
News Corporation
427,000 3.875%,  5/15/2029
a
390,471
NTT Finance Corporation
156,000 1.162%,  4/3/2026
a
144,253
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
162,000 4.625%,  3/15/2030
a
145,286
Paramount Global
528,000 6.375%,  3/30/2062
c
487,858
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
a
309,060
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
a,c
239,621
204,000 5.000%,  2/15/2029 202,583
340,000 5.300%,  2/15/2034 336,967
Scripps Escrow II, Inc.
128,000 3.875%,  1/15/2029
a
101,782
164,000 5.375%,  1/15/2031
a
100,904
Sinclair Television Group, Inc.
447,000 4.125%,  12/1/2030
a
325,577
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
a
476,231
275,000 4.000%,  7/15/2028
a
251,590
Sprint Capital Corporation
424,000 6.875%,  11/15/2028 451,830
208,000 8.750%,  3/15/2032 252,211
Take-Two Interactive Software, Inc.
361,000 4.950%,  3/28/2028 359,612
TEGNA, Inc.
124,000 4.750%,  3/15/2026
a
121,570
389,000 4.625%,  3/15/2028 355,801
Telecom Italia Capital SA
279,000 6.000%,  9/30/2034 255,188
Telecom Italia SPA/Milano
186,000 5.303%,  5/30/2024
a
184,988
Telesat Canada/Telesat, LLC
205,000 4.875%,  6/1/2027
a
106,600
75,000 6.500%,  10/15/2027
a
30,000
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 136,738
275,000 3.375%,  4/15/2029 254,328
United States Cellular Corporation
84,000 6.700%,  12/15/2033 82,333
Uniti Group, Inc., Convertible
227,000 7.500%,  12/1/2027
a
236,080
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
375,000 4.750%,  4/15/2028
a
327,422
218,000 6.500%,  2/15/2029
a
168,956
Univision Communications, Inc.
409,000 4.500%,  5/1/2029
a
365,505

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Communications Services (2.6%) - continued
Urban One, Inc.
$ 74,000 7.375%,  2/1/2028
a
$ 62,792
Verizon Communications, Inc.
160,000 5.500%,  2/23/2054 161,727
260,000 2.100%,  3/22/2028 234,068
196,000 3.150%,  3/22/2030 177,209
311,000 2.355%,  3/15/2032 255,579
Viasat, Inc.
197,000 6.500%,  7/15/2028
a,f
152,126
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a
126,924
Virgin Media Secured Finance plc
315,000 5.500%,  5/15/2029
a
291,239
Vodafone Group plc
300,000 7.000%,  4/4/2079
c
309,447
VZ Secured Financing BV
373,000 5.000%,  1/15/2032
a
320,259
Walt Disney Company
130,000 3.800%,  3/22/2030 123,871
Warnermedia Holdings, Inc.
148,000 3.638%,  3/15/2025 145,059
348,000 4.054%,  3/15/2029 325,772
YPSO Finance BIS SA
243,000 10.500%,  5/15/2027
a
90,925
Zayo Group Holdings, Inc.
148,000 4.000%,  3/1/2027
a
121,825
Ziggo Bond Company BV
145,000 5.125%,  2/28/2030
a,f
124,178
Total 26,367,295
Consumer Cyclical (3.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
560,000 4.375%,  1/15/2028
a
529,721
Adient Global Holdings, Ltd.
198,000 8.250%,  4/15/2031
a,f
208,937
Alimentation Couche-Tard, Inc.
225,000 5.617%,  2/12/2054
a
227,111
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
81,000 6.625%,  7/15/2026
a
80,947
379,000 6.000%,  6/1/2029
a,f
326,101
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
300,000 4.625%,  6/1/2028
a
273,951
260,000 4.625%,  6/1/2028
a
236,331
Allison Transmission, Inc.
244,000 3.750%,  1/30/2031
a
212,895
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 109,322
274,000 4.700%,  12/1/2032 275,050
AMC Entertainment Holdings, Inc.
90,000 7.500%,  2/15/2029
a
60,114
American Axle & Manufacturing,
Inc.
581,000 6.500%,  4/1/2027
f
579,029
American Honda Finance
Corporation
201,000 5.650%,  11/15/2028 207,127
240,000 5.850%,  10/4/2030 251,016
209,000 4.900%,  1/10/2034 205,797
Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Cyclical (3.7%) - continued
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
$ 66,000 7.000%,  4/15/2030
a
$ 58,768
Arches Buyer, Inc.
269,000 6.125%,  12/1/2028
a
225,334
Arko Corporation
255,000 5.125%,  11/15/2029
a
211,057
Asbury Automotive Group, Inc.
209,000 5.000%,  2/15/2032
a
189,363
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
a
221,379
200,000 4.625%,  4/1/2030
a
182,734
Beazer Homes USA, Inc.
86,000 7.500%,  3/15/2031
a
86,852
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 108,902
Bloomin' Brands, Inc., Convertible
87,000 5.000%,  5/1/2025 223,904
Booking Holdings, Inc.,
Convertible
259,000 0.750%,  5/1/2025 499,870
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
a
340,010
Boyne USA, Inc.
163,000 4.750%,  5/15/2029
a
151,096
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
271,000 6.250%,  9/15/2027
a
265,127
Burlington Stores, Inc., Convertible
350,000 2.250%,  4/15/2025 409,290
173,000 1.250%,  12/15/2027
a
220,229
Caesars Entertainment, Inc.
120,000 8.125%,  7/1/2027
a
122,899
804,000 4.625%,  10/15/2029
a
733,144
148,000 6.500%,  2/15/2032
a
149,303
Carnival Corporation
206,000 7.625%,  3/1/2026
a
208,422
559,000 5.750%,  3/1/2027
a
553,262
174,000 4.000%,  8/1/2028
a
162,080
126,000 6.000%,  5/1/2029
a
124,325
Carvana Company
210,000
0.000%,PIK 12.000%,
12/1/2028
a,h
205,325
Cedar Fair, LP
339,000 5.250%,  7/15/2029 321,348
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
a
233,231
179,000 6.750%,  5/1/2031
a
180,000
Cinemark USA, Inc.
364,000 5.875%,  3/15/2026
a
359,380
Clarios Global, LP/Clarios US
Finance Company, Inc.
185,000 8.500%,  5/15/2027
a
185,280
550,000 6.750%,  5/15/2028
a
557,495
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 71,864
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
152,106

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Cyclical (3.7%) - continued
Dana, Inc.
$ 179,000 4.500%,  2/15/2032 $ 154,714
eG Global Finance plc
60,000 12.000%,  11/30/2028
a
63,776
Expedia Group, Inc.
229,000 3.250%,  2/15/2030 206,141
Expedia Group, Inc., Convertible
587,000 Zero Coupon,  2/15/2026 540,627
Ford Motor Company
441,000 3.250%,  2/12/2032 366,826
Ford Motor Company, Convertible
849,000 Zero Coupon,  3/15/2026 877,441
Ford Motor Credit Company, LLC
250,000 2.900%,  2/10/2029 220,426
225,000 7.122%,  11/7/2033 242,080
Forestar Group, Inc.
330,000 3.850%,  5/15/2026
a
315,147
General Motors Financial
Company, Inc.
311,000 3.950%,  4/13/2024 310,737
158,000 1.200%,  10/15/2024 154,228
199,000 2.900%,  2/26/2025 194,123
149,000 2.750%,  6/20/2025 143,988
220,000 5.800%,  6/23/2028 224,304
159,000 5.800%,  1/7/2029 161,801
270,000 5.700%,  9/30/2030
c,i
258,890
97,000 5.750%,  2/8/2031 98,052
Genuine Parts Company
137,000 6.500%,  11/1/2028 144,687
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029
f
233,406
Hanesbrands, Inc.
140,000 4.875%,  5/15/2026
a
136,308
136,000 9.000%,  2/15/2031
a,f
139,733
Hilton Domestic Operating
Company, Inc.
488,000 4.875%,  1/15/2030 467,895
174,000 3.625%,  2/15/2032
a
149,814
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
283,000 5.000%,  6/1/2029
a
263,926
Home Depot, Inc.
214,000 3.250%,  4/15/2032 191,270
Hyatt Hotels Corporation
141,000 5.750%,  1/30/2027 143,194
Hyundai Capital America
85,000 5.500%,  3/30/2026
a
85,139
196,000 3.000%,  2/10/2027
a
184,008
136,000 6.500%,  1/16/2029
a
142,679
International Game Technology plc
510,000 5.250%,  1/15/2029
a
492,758
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
a
221,484
KB Home
360,000 4.800%,  11/15/2029 343,599
Kohl's Corporation
125,000 4.625%,  5/1/2031 105,191
L Brands, Inc.
575,000 6.625%,  10/1/2030
a
587,362
130,000 6.875%,  11/1/2035 132,933
Lennar Corporation
148,000 4.750%,  5/30/2025 146,713
Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Cyclical (3.7%) - continued
Light & Wonder International, Inc.
$ 377,000 7.250%,  11/15/2029
a
$ 387,016
Live Nation Entertainment, Inc.
255,000 4.750%,  10/15/2027
a
243,481
Live Nation Entertainment, Inc.,
Convertible
264,000 2.000%,  2/15/2025
f
292,222
648,000 3.125%,  1/15/2029
f
777,211
Lowe's Companies, Inc.
330,000 4.500%,  4/15/2030 322,676
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
a,f
358,071
120,000 6.125%,  3/15/2032
a
116,314
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 123,022
198,000 4.625%,  6/15/2030 192,633
Marriott Vacations Worldwide
Corporation, Convertible
382,000 Zero Coupon,  1/15/2026 361,945
480,000 3.250%,  12/15/2027 450,240
Mattamy Group Corporation
324,000 5.250%,  12/15/2027
a
314,135
McDonald's Corporation
136,000 4.950%,  8/14/2033 136,190
Mercedes-Benz Finance North
America, LLC
191,000 1.450%,  3/2/2026
a
178,229
150,000 5.200%,  8/3/2026
a
150,348
Michaels Companies, Inc.
105,000 5.250%,  5/1/2028
a
89,468
95,000 7.875%,  5/1/2029
a
71,272
NCL Corporation, Ltd.
354,000 5.875%,  3/15/2026
a
349,451
264,000 5.875%,  2/15/2027
a
260,830
Nordstrom, Inc.
142,000 4.375%,  4/1/2030
f
128,580
201,000 4.250%,  8/1/2031 176,490
PENN Entertainment, Inc.
300,000 4.125%,  7/1/2029
a,f
257,985
PetSmart, Inc./PetSmart Finance
Corporation
480,000 4.750%,  2/15/2028
a
449,398
303,000 7.750%,  2/15/2029
a
294,983
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
545,000 5.750%,  4/15/2026
a
543,410
328,000 6.250%,  1/15/2028
a,f
321,302
QVC, Inc.
76,000 4.375%,  9/1/2028
f
60,910
Raising Cane's Restaurants, LLC
146,000 9.375%,  5/1/2029
a
157,788
Rakuten Group, Inc.
180,000 11.250%,  2/15/2027
a
190,708
Real Hero Merger Sub 2, Inc.
219,000 6.250%,  2/1/2029
a,f
191,890
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
138,000 5.750%,  1/15/2029
a,f
97,724
Royal Caribbean Cruises, Ltd.
788,000 4.250%,  7/1/2026
a
760,454
77,000 9.250%,  1/15/2029
a
82,588
227,000 7.250%,  1/15/2030
a
235,849

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Cyclical (3.7%) - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 48,000 6.625%,  3/1/2030
a
$ 46,404
SeaWorld Parks and
Entertainment, Inc.
289,000 5.250%,  8/15/2029
a
272,194
Six Flags Theme Parks, Inc.
121,000 7.000%,  7/1/2025
a
121,175
Staples, Inc.
328,000 7.500%,  4/15/2026
a
320,119
120,000 10.750%,  4/15/2027
a
114,065
Station Casinos, LLC
304,000 4.625%,  12/1/2031
a
273,234
Tapestry, Inc.
198,000 7.350%,  11/27/2028 208,633
Target Corporation
266,000 2.350%,  2/15/2030 233,928
Tenneco, Inc.
394,000 8.000%,  11/17/2028
a
359,501
Toyota Motor Credit Corporation
136,000 5.550%,  11/20/2030 140,698
129,000 4.800%,  1/5/2034 126,908
Tractor Supply Company
136,000 5.250%,  5/15/2033 137,011
Tripadvisor, Inc.
90,000 7.000%,  7/15/2025
a
89,753
Uber Technologies, Inc.,
Convertible
469,000 Zero Coupon,  12/15/2025 526,452
441,000 0.875%,  12/1/2028
a
545,517
Vail Resorts, Inc., Convertible
601,000 Zero Coupon,  1/1/2026 549,915
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
a
485,386
Victoria's Secret & Company
285,000 4.625%,  7/15/2029
a,f
233,844
Viking Cruises, Ltd.
579,000 5.875%,  9/15/2027
a
568,066
Volkswagen Group of America
Finance, LLC
74,000 3.350%,  5/13/2025
a
72,234
Wabash National Corporation
409,000 4.500%,  10/15/2028
a
375,068
Walgreens Boots Alliance, Inc.
209,000 3.200%,  4/15/2030 181,650
WASH Multifamily Acquisition, Inc.
187,000 5.750%,  4/15/2026
a,f
182,769
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a
299,085
Yum! Brands, Inc.
421,000 4.750%,  1/15/2030
a
399,303
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
a
255,000
Total 36,584,953
Consumer Non-Cyclical (3.0%)
1375209 B.C., Ltd.
182,000 9.000%,  1/30/2028
a,f
178,361
AbbVie, Inc.
340,000 5.500%,  3/15/2064 349,658
204,000 5.350%,  3/15/2044 208,009
Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Non-Cyclical (3.0%) - continued
AdaptHealth, LLC
$ 523,000 4.625%,  8/1/2029
a
$ 450,065
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
382,000 4.625%,  1/15/2027
a
369,697
407,000 3.500%,  3/15/2029
a
365,317
Altria Group, Inc.
132,000 6.200%,  11/1/2028 137,580
Amgen, Inc.
196,000 5.150%,  3/2/2028 197,256
332,000 5.250%,  3/2/2030 337,046
Anheuser-Busch InBev Worldwide,
Inc.
261,000 4.750%,  1/23/2029 260,924
412,000 5.000%,  6/15/2034 414,451
Archer-Daniels-Midland Company
133,000 4.500%,  8/15/2033 128,702
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 271,691
202,000 5.000%,  2/26/2034 202,830
B&G Foods, Inc.
266,000 5.250%,  9/15/2027
f
248,560
BAT Capital Corporation
172,000 6.343%,  8/2/2030 179,219
89,000 5.834%,  2/20/2031 89,764
140,000 7.750%,  10/19/2032 157,984
71,000 6.000%,  2/20/2034 71,891
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
76,565
Bausch Health Companies, Inc.
252,000 5.500%,  11/1/2025
a
237,865
445,000 4.875%,  6/1/2028
a
242,838
94,000 11.000%,  9/30/2028
a,f
62,745
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 132,638
196,000 2.823%,  5/20/2030 172,949
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
a
257,523
BioMarin Pharmaceutical, Inc.,
Convertible
375,000 1.250%,  5/15/2027
f
369,862
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 208,617
Bristol-Myers Squibb Company
272,000 5.550%,  2/22/2054 279,720
135,000 5.750%,  2/1/2031 141,688
67,000 5.900%,  11/15/2033
f
71,598
Campbell Soup Company
442,000 5.400%,  3/21/2034 445,316
Cargill, Inc.
289,000 2.125%,  11/10/2031
a
236,780
Catalent Pharma Solutions, Inc.
149,000 3.125%,  2/15/2029
a
142,381
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 412,665
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
a
57,172
Chobani, LLC/Chobani Finance
Corporation, Inc.
418,000 4.625%,  11/15/2028
a
389,801
124,000 7.625%,  7/1/2029
a,f
125,705

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Non-Cyclical (3.0%) - continued
CHS/Community Health Systems,
Inc.
$ 298,000 5.625%,  3/15/2027
a
$ 274,279
148,000 8.000%,  12/15/2027
a
145,178
402,000 6.000%,  1/15/2029
a
351,186
194,000 6.125%,  4/1/2030
a,f
139,896
100,000 5.250%,  5/15/2030
a
81,541
174,000 4.750%,  2/15/2031
a
134,284
Cigna Group
136,000 5.600%,  2/15/2054 136,507
181,000 2.400%,  3/15/2030 156,304
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 137,781
261,000 3.150%,  8/1/2029 237,722
87,000 4.900%,  5/1/2033 85,346
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
496,000 4.750%,  1/15/2029
a
469,369
97,000 6.625%,  7/15/2030
a
98,503
CVS Health Corporation
120,000 5.000%,  2/20/2026 119,581
102,000 4.300%,  3/25/2028 99,539
120,000 5.125%,  2/21/2030 120,362
136,000 5.300%,  6/1/2033 136,320
Diageo Capital plc
148,000 2.000%,  4/29/2030 125,939
250,000 5.625%,  10/5/2033 262,969
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
a
254,148
Eli Lilly & Company
272,000 5.000%,  2/9/2054 270,468
265,000 4.700%,  2/27/2033 264,316
Embecta Corporation
134,000 6.750%,  2/15/2030
a
116,103
Encompass Health Corporation
544,000 4.500%,  2/1/2028 518,117
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
a
398,748
Envista Holdings Corporation,
Convertible
254,000 1.750%,  8/15/2028
a
223,361
Fortrea Holdings, Inc.
108,000 7.500%,  7/1/2030
a
111,487
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,409
Gilead Sciences, Inc.
131,000 5.250%,  10/15/2033 133,681
Grifols SA
378,000 4.750%,  10/15/2028
a,f
312,742
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
60,000 7.875%,  9/1/2025
a
59,992
HLF Financing SARL, LLC/
Herbalife International, Inc.
445,000 4.875%,  6/1/2029
a
309,275
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
a
162,573
Integer Holdings Corporation,
Convertible
509,000 2.125%,  2/15/2028 734,487
Jazz Investments I, Ltd.,
Convertible
537,000 2.000%,  6/15/2026 531,838
Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Non-Cyclical (3.0%) - continued
Jazz Securities DAC
$ 239,000 4.375%,  1/15/2029
a
$ 222,638
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
127,000 6.750%,  3/15/2034
a
133,442
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
348,000 2.500%,  1/15/2027 320,780
165,000 3.625%,  1/15/2032 141,180
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
119,000 9.000%,  2/15/2029
a
120,645
Kenvue, Inc.
57,000 5.000%,  3/22/2030 57,595
Keurig Dr Pepper, Inc.
160,000 3.200%,  5/1/2030 144,121
264,000 5.300%,  3/15/2034 264,910
Kraft Heinz Foods Company
134,000 6.750%,  3/15/2032 148,493
Kroger Company
130,000 4.500%,  1/15/2029 128,252
Legacy LifePoint Health, LLC
162,000 4.375%,  2/15/2027
a
154,372
LifePoint Health, Inc.
105,000 9.875%,  8/15/2030
a
109,834
151,000 11.000%,  10/15/2030
a
161,387
Mattel, Inc.
430,000 3.375%,  4/1/2026
a
411,242
McKesson Corporation
197,000 1.300%,  8/15/2026 180,319
Medline Borrower, LP/Medline Co-
Issuer, Inc.
247,000 6.250%,  4/1/2029
a
248,106
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 123,237
ModivCare Escrow Issuer, Inc.
134,000 5.000%,  10/1/2029
a
97,163
ModivCare, Inc.
107,000 5.875%,  11/15/2025
a
104,202
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
a
329,495
283,000 5.250%,  10/1/2029
a
267,483
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
149,333
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
a
357,846
223,000 5.125%,  4/30/2031
a
198,271
Owens & Minor, Inc.
366,000 6.625%,  4/1/2030
a,f
363,260
Perrigo Finance Unlimited
Company
182,000 4.375%,  3/15/2026 177,096
207,000 3.150%,  6/15/2030 190,286
Pfizer Investment Enterprises,
Private Ltd.
210,000 4.450%,  5/19/2026 207,817
Philip Morris International, Inc.
260,000 4.875%,  2/15/2028 259,284
140,000 5.625%,  11/17/2029 144,182
136,000 5.125%,  2/13/2031 135,108

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Consumer Non-Cyclical (3.0%) - continued
$ 140,000 5.750%,  11/17/2032 $ 144,538
204,000 5.250%,  2/13/2034 202,191
Post Holdings, Inc.
298,000 4.500%,  9/15/2031
a
268,049
Post Holdings, Inc., Convertible
448,000 2.500%,  8/15/2027 503,776
Primo Water Holdings, Inc.
441,000 4.375%,  4/30/2029
a
405,533
Procter & Gamble Company
130,000 1.200%,  10/29/2030 106,333
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
162,000 9.750%,  12/1/2026
a
162,218
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a
205,905
140,000 1.930%,  12/13/2028
a
123,572
200,000 2.076%,  12/13/2031
a
164,756
Royalty Pharma plc
296,000 1.200%,  9/2/2025 278,607
Scotts Miracle-Gro Company
151,000 4.500%,  10/15/2029 136,654
Sigma Holdco BV
187,000 7.875%,  5/15/2026
a,f
179,520
Simmons Foods, Inc.
486,000 4.625%,  3/1/2029
a
429,484
Spectrum Brands, Inc.
188,000 5.000%,  10/1/2029
a
184,249
200,000 5.500%,  7/15/2030
a
195,885
Star Parent, Inc.
247,000 9.000%,  10/1/2030
a
261,402
Surgery Center Holdings, Inc.
149,000 7.250%,  4/15/2032
a,e
150,157
Sysco Corporation
131,000 5.950%,  4/1/2030 136,590
Takeda Pharmaceutical Company,
Ltd.
291,000 5.000%,  11/26/2028 291,433
Tenet Healthcare Corporation
855,000 5.125%,  11/1/2027 836,299
374,000 6.125%,  10/1/2028
f
372,660
Teva Pharmaceutical Finance
Netherlands III BV
292,000 3.150%,  10/1/2026 272,988
Topgolf Callaway Brands
Corporation, Convertible
176,000 2.750%,  5/1/2026 201,168
Triton Water Holdings, Inc.
238,000 6.250%,  4/1/2029
a
216,774
Unilever Capital Corporation
175,000 5.000%,  12/8/2033 176,949
Viterra Finance BV
275,000 3.200%,  4/21/2031
a
238,066
Winnebago Industries, Inc.,
Convertible
331,000 3.250%,  1/15/2030
a
357,646
Wyeth, LLC
326,000 6.500%,  2/1/2034 361,080
Zoetis, Inc.
202,000 5.600%,  11/16/2032 209,645
Total 30,275,290
Principal
Amount Long-Term Fixed Income (70.1%) Value
Energy (2.8%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 254,000 5.375%,  6/15/2029
a
$ 244,262
Antero Resources Corporation
139,000 5.375%,  3/1/2030
a
133,493
Apache Corporation
201,000 4.375%,  10/15/2028 190,000
Archrock Partners, LP/Archrock
Partners Finance Corporation
530,000 6.250%,  4/1/2028
a
524,402
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
247,000 8.250%,  12/31/2028
a
253,739
Baytex Energy Corporation
269,000 8.500%,  4/30/2030
a
280,887
Borr IHC, Ltd./Borr Finance, LLC
303,000 10.375%,  11/15/2030
a
315,120
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 413,964
187,000 4.812%,  2/13/2033 184,551
BP Capital Markets plc
242,000 4.875%,  3/22/2030
c,i
230,873
274,000 6.450%,  12/1/2033
c,i
283,751
Buckeye Partners, LP
170,000 4.500%,  3/1/2028
a
161,503
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 125,631
133,000 3.250%,  1/31/2032 113,294
208,000 5.950%,  6/30/2033
f
212,654
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034
a
118,843
Chesapeake Energy Corporation
204,000 6.750%,  4/15/2029
a
206,186
Civitas Resources, Inc.
193,000 8.375%,  7/1/2028
a
203,173
87,000 8.625%,  11/1/2030
a
93,419
301,000 8.750%,  7/1/2031
a
322,088
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
151,758
CNX Resources Corporation,
Convertible
342,000 2.250%,  5/1/2026 646,585
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
144,563
271,000 6.042%,  8/15/2028
a
276,914
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
a
76,291
252,000 5.875%,  1/15/2030
a
228,213
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
a
292,041
Crescent Energy Finance, LLC
148,000 9.250%,  2/15/2028
a
156,271
370,000 7.625%,  4/1/2032
a
372,851
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
148,000 8.625%,  3/15/2029
a
151,133
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
103,430
Diamondback Energy, Inc.
338,000 3.125%,  3/24/2031 299,436

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Energy (2.8%) - continued
DT Midstream, Inc.
$ 201,000 4.125%,  6/15/2029
a
$ 184,786
125,000 4.375%,  6/15/2031
a
113,203
Enbridge, Inc.
260,000 7.375%,  1/15/2083
c
261,218
263,000 7.625%,  1/15/2083
c
269,905
136,000 5.900%,  11/15/2026 138,526
66,000 5.700%,  3/8/2033 67,594
Enerflex, Ltd.
240,000 9.000%,  10/15/2027
a
246,592
Energy Transfer, LP
139,000 5.950%,  5/15/2054 138,715
290,000 6.500%,  11/15/2026
c,i
284,241
134,000 4.400%,  3/15/2027 131,126
136,000 6.400%,  12/1/2030 143,558
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 126,456
280,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
c
279,468
EQM Midstream Partners, LP
742,000 4.750%,  1/15/2031
a
690,027
Ferrellgas, LP/Ferrellgas Finance
Corporation
297,000 5.375%,  4/1/2026
a
290,568
Genesis Energy LP/Genesis
Energy Finance Corporation
397,000 8.875%,  4/15/2030 415,561
Harvest Midstream, LP
301,000 7.500%,  9/1/2028
a
305,193
Hess Midstream Operations, LP
241,000 5.625%,  2/15/2026
a
239,074
Hilcorp Energy I, LP/Hilcorp
Finance Company
324,000 5.750%,  2/1/2029
a
315,588
275,000 6.250%,  4/15/2032
a
271,204
Howard Midstream Energy
Partners, LLC
412,000 6.750%,  1/15/2027
a
411,063
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
a
396,981
Kodiak Gas Services, LLC
150,000 7.250%,  2/15/2029
a
152,788
Laredo Petroleum, Inc.
455,000 7.750%,  7/31/2029
a
458,759
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 126,326
MEG Energy Corporation
351,000 5.875%,  2/1/2029
a
344,899
MPLX, LP
325,000 1.750%,  3/1/2026 303,808
65,000 5.000%,  3/1/2033 63,099
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
a
467,090
National Fuel Gas Company
295,000 5.500%,  1/15/2026 294,544
New Fortress Energy, Inc.
117,000 6.750%,  9/15/2025
a
116,202
99,000 8.750%,  3/15/2029
a
98,623
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
99,000 8.125%,  2/15/2029
a
101,394
148,000 8.375%,  2/15/2032
a
151,716
Principal
Amount Long-Term Fixed Income (70.1%) Value
Energy (2.8%) - continued
Noble Finance II, LLC
$ 297,000 8.000%,  4/15/2030
a
$ 309,370
Northern Oil and Gas, Inc.
270,000 8.750%,  6/15/2031
a
285,110
Northern Oil and Gas, Inc.,
Convertible
325,000 3.625%,  4/15/2029 395,687
Northriver Midstream Finance, LP
146,000 5.625%,  2/15/2026
a
144,751
NuStar Logistics, LP
241,000 6.375%,  10/1/2030 242,558
Occidental Petroleum Corporation
268,000 8.875%,  7/15/2030 311,330
ONEOK, Inc.
194,000 2.200%,  9/15/2025 185,103
140,000 5.550%,  11/1/2026 141,281
134,000 5.650%,  11/1/2028 136,975
Ovintiv, Inc.
166,000 5.650%,  5/15/2028
f
168,745
137,000 6.250%,  7/15/2033 142,438
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 193,846
Permian Resources Operating,
LLC
370,000 7.000%,  1/15/2032
a
383,843
Permian Resources Operating,
LLC, Convertible
168,000 3.250%,  4/1/2028 496,020
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 163,809
Pioneer Natural Resources
Company, Convertible
228,000 0.250%,  5/15/2025 652,217
Plains All American Pipeline, LP
150,000
9.679%,  (TSFR3M +
4.372%), 5/2/2024
c,i
149,052
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 312,695
Prairie Acquiror, LP
199,000 9.000%,  8/1/2029
a
204,859
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
a
389,275
Range Resources Corporation
217,000 4.750%,  2/15/2030
a,f
202,320
Rockcliff Energy II, LLC
287,000 5.500%,  10/15/2029
a
268,580
Rockies Express Pipeline, LLC
310,000 4.950%,  7/15/2029
a
289,722
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
79,067
SM Energy Company
118,000 6.625%,  1/15/2027 117,895
185,000 6.500%,  7/15/2028 185,793
Southwestern Energy Company
227,000 5.375%,  3/15/2030 218,479
192,000 4.750%,  2/1/2032 176,747
Suncor Energy, Inc.
131,000 7.150%,  2/1/2032 145,092

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Energy (2.8%) - continued
Sunoco, LP/Sunoco Finance
Corporation
$ 200,000 5.875%,  3/15/2028 $ 198,087
277,000 4.500%,  4/30/2030 253,655
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
494,000 5.500%,  1/15/2028
a
475,960
Talos Production, Inc.
74,000 9.000%,  2/1/2029
a
78,586
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 343,666
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
a
243,122
TransCanada Trust
600,000 5.875%,  8/15/2076
c
582,980
Transocean, Inc.
330,000 11.500%,  1/30/2027
a
343,932
134,100 8.750%,  2/15/2030
a
139,823
USA Compression Partners, LP/
USA Compression Finance
Corporation
387,000 6.875%,  4/1/2026 386,555
90,000 7.125%,  3/15/2029
a
91,121
Valaris, Ltd.
268,000 8.375%,  4/30/2030
a
276,451
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
a
336,655
170,000 6.250%,  1/15/2030
a
171,031
220,000 4.125%,  8/15/2031
a
195,624
Venture Global LNG, Inc.
549,000 8.375%,  6/1/2031
a
566,167
190,000 9.875%,  2/1/2032
a
204,771
Weatherford International, Ltd.
219,000 8.625%,  4/30/2030
a
228,629
Williams Companies, Inc.
261,000 4.900%,  3/15/2029 259,272
131,000 2.600%,  3/15/2031 111,615
Total 28,491,575
Financials (8.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
183,000 6.000%,  8/1/2029
a
167,825
AerCap Holdings NV
300,000 5.875%,  10/10/2079
c
297,850
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
200,000 6.500%,  7/15/2025 201,928
150,000 6.100%,  1/15/2027 152,455
207,000 5.750%,  6/6/2028 209,763
362,000 3.000%,  10/29/2028 327,545
Air Lease Corporation
152,000 2.300%,  2/1/2025 147,611
270,000 4.650%,  6/15/2026
c,i
254,933
162,000 3.125%,  12/1/2030 142,191
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
a,c,i
260,992
163,000 2.850%,  1/26/2028
a
146,315
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
207,000 6.750%,  10/15/2027
a
203,941
181,000 6.750%,  4/15/2028
a
182,277
Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
$ 105,000 5.875%,  11/1/2029
a
$ 97,544
123,000 7.000%,  1/15/2031
a
124,232
Ally Financial, Inc.
200,000 5.750%,  11/20/2025
f
198,560
390,000 4.700%,  5/15/2026
c,i
334,361
130,000 8.000%,  11/1/2031 144,806
78,000 6.700%,  2/14/2033 78,803
American Express Company
255,000 3.550%,  9/15/2026
c,i
236,030
275,000 6.338%,  10/30/2026
c
278,629
351,000 2.550%,  3/4/2027 327,821
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 127,520
American International Group, Inc.
271,000 5.125%,  3/27/2033 269,491
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
99,534
293,000 4.875%,  6/30/2029
a
273,481
Aon North America, Inc.
272,000 5.750%,  3/1/2054 278,856
Arbor Realty Trust, Inc.,
Convertible
26,000 7.500%,  8/1/2025 25,472
Ares Capital Corporation
76,000 4.250%,  3/1/2025 74,754
340,000 2.150%,  7/15/2026 313,082
168,000 5.875%,  3/1/2029 167,498
Arthur J. Gallagher & Company
204,000 5.750%,  7/15/2054 204,280
Assurant, Inc.
193,000 6.100%,  2/27/2026 193,645
Australia & New Zealand Banking
Group, Ltd.
288,000 2.950%,  7/22/2030
a,c
276,734
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
a
128,573
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
a
290,502
278,000 5.750%,  3/1/2029
a
276,655
BAC Capital Trust XIV
332,000
5.991%,  (TSFR3M +
0.662%), 4/17/2024
c,i
270,738
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
a
88,658
Banco Santander SA
110,000 4.750%,  11/12/2026
c,i
95,667
200,000 5.294%,  8/18/2027 199,538
200,000 4.175%,  3/24/2028
c
192,772
200,000 6.921%,  8/8/2033 209,294
Bank of America Corporation
325,000 4.200%,  8/26/2024 323,045
750,000 6.250%,  9/5/2024
c,i
750,853
320,000 6.100%,  3/17/2025
c,i
320,884
373,000 1.319%,  6/19/2026
c
354,559
298,000 1.197%,  10/24/2026
c
278,918
325,000 6.125%,  4/27/2027
c,i
325,888
196,000 1.734%,  7/22/2027
c
180,702
278,000 4.376%,  4/27/2028
c
271,382
392,000 3.593%,  7/21/2028
c
372,588
214,000 4.948%,  7/22/2028
c
212,367
230,000 5.819%,  9/15/2029
c
235,828
523,000 3.974%,  2/7/2030
c
495,617
454,000 2.687%,  4/22/2032
c
384,288
204,000 2.572%,  10/20/2032
c
169,243

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
$ 290,000 2.972%,  2/4/2033
c
$ 246,628
207,000 5.468%,  1/23/2035
c
208,349
141,000 3.846%,  3/8/2037
c
124,653
Bank of Montreal
256,000 5.266%,  12/11/2026 257,133
195,000 5.203%,  2/1/2028 196,444
140,000 3.088%,  1/10/2037
c
114,376
Bank of New York Mellon
Corporation
132,000 6.317%,  10/25/2029
c
139,291
214,000 4.596%,  7/26/2030
c
210,056
134,000 6.474%,  10/25/2034
c
145,923
Bank of Nova Scotia
450,000 4.900%,  6/4/2025
c,i
442,810
132,000 1.050%,  3/2/2026 122,076
Barclays plc
179,000 2.852%,  5/7/2026
c
173,505
200,000 5.501%,  8/9/2028
c
199,424
193,000 4.972%,  5/16/2029
c
189,144
200,000 6.224%,  5/9/2034
c
206,280
136,000 7.119%,  6/27/2034
c
144,940
Berkshire Hathaway Finance
Corporation
421,000 2.875%,  3/15/2032 372,174
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 136,673
Blackstone Mortgage Trust, Inc.,
Convertible
151,000 5.500%,  3/15/2027 135,522
Blue Owl Capital Corporation II
136,000 8.450%,  11/15/2026
a
140,078
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 203,015
Blue Owl Technology Finance
Corporation
68,000 4.750%,  12/15/2025
a
65,386
196,000 3.750%,  6/17/2026
a
181,500
Blue Owl Technology Finance
Corporation II
68,000 6.750%,  4/4/2029
a,e
67,156
BNP Paribas SA
188,000 2.819%,  11/19/2025
a,c
184,372
200,000 3.132%,  1/20/2033
a,c
170,207
BPCE SA
152,000 2.375%,  1/14/2025
a
147,986
Bread Financial Holdings, Inc.
148,000 9.750%,  3/15/2029
a
154,020
Bread Financial Holdings, Inc.,
Convertible
228,000 4.250%,  6/15/2028
a,f
264,617
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 232,649
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
86,000 4.500%,  4/1/2027
a
78,497
Burford Capital Global Finance,
LLC
413,000 9.250%,  7/1/2031
a
437,113
Camden Property Trust
127,000 4.900%,  1/15/2034 123,583
Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
Canadian Imperial Bank of
Commerce
$ 214,000 3.945%,  8/4/2025 $ 210,171
120,000 5.926%,  10/2/2026 122,301
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
c,i
124,359
217,000 3.273%,  3/1/2030
c
195,485
Capital One NA
228,000 2.280%,  1/28/2026
c
220,786
Castlelake Aviation Finance DAC
193,000 5.000%,  4/15/2027
a
185,888
Centene Corporation
544,000 3.000%,  10/15/2030 466,424
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
c,i
533,283
255,000 0.900%,  3/11/2026 234,993
300,000 4.000%,  6/1/2026
c,i
280,672
140,000 5.875%,  8/24/2026 142,333
125,000 5.000%,  6/1/2027
c,i
119,508
196,000 2.000%,  3/20/2028 175,651
135,000 6.136%,  8/24/2034
c
140,831
Citigroup, Inc.
154,000 5.000%,  9/12/2024
c,i
153,049
180,000 3.352%,  4/24/2025
c
179,701
365,000 5.500%,  9/13/2025 364,833
218,000 1.281%,  11/3/2025
c
212,065
315,000 4.000%,  12/10/2025
c,i
302,005
515,000 3.875%,  2/18/2026
c,i
486,043
205,000 4.150%,  11/15/2026
c,i
188,832
451,000 1.122%,  1/28/2027
c
417,115
263,000 1.462%,  6/9/2027
c
241,574
286,000 3.070%,  2/24/2028
c
269,018
133,000 7.375%,  5/15/2028
c,f,i
138,288
271,000 7.625%,  11/15/2028
c,i
284,514
522,000 4.075%,  4/23/2029
c
499,757
136,000 6.174%,  5/25/2034
c
138,106
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
c,i
236,749
CNA Financial Corporation
190,000 3.950%,  5/15/2024 189,592
272,000 5.125%,  2/15/2034 264,640
Coinbase Global, Inc., Convertible
832,000 0.500%,  6/1/2026
f
910,448
Comerica, Inc.
160,000 5.625%,  7/1/2025
c,i
153,820
74,000 5.982%,  1/30/2030
c
73,110
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
129,750
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
a,c
141,514
COPT Defense Properties, LP
265,000 2.250%,  3/15/2026 249,164
COPT Defense Properties, LP,
Convertible
134,000 5.250%,  9/15/2028
a
139,092
Corebridge Financial, Inc.
196,000 6.875%,  12/15/2052
c
196,235
134,000 6.050%,  9/15/2033
a
138,036
123,000 5.750%,  1/15/2034 125,483
Credit Acceptance Corporation
345,000 9.250%,  12/15/2028
a
371,075
Credit Agricole SA
270,000 8.125%,  12/23/2025
a,c,i
275,400

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
$ 131,000 3.250%,  1/14/2030
a
$ 116,278
Credit Suisse Group AG
130,000 7.250%,  9/12/2025
a,c,i,j
14,300
150,000 7.500%,  12/11/2028
*,c,i,j
16,500
Dai-ichi Life Insurance Company,
Ltd.
388,000 5.100%,  10/28/2024
a,c,i
384,476
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
c
418,697
250,000 2.311%,  11/16/2027
c
228,566
190,000 6.819%,  11/20/2029
c
198,627
214,000 3.742%,  1/7/2033
c
176,766
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
258,641
Discover Financial Services
71,000 6.700%,  11/29/2032 75,050
Diversified Healthcare Trust
143,000 Zero Coupon,  1/15/2026
a
121,398
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
a
504,856
Elevance Health, Inc.
198,000 5.350%,  10/15/2025 198,105
411,000 2.550%,  3/15/2031 351,133
Enact Holdings, Inc.
219,000 6.500%,  8/15/2025
a
218,956
Encore Capital Group, Inc.,
Convertible
278,000 4.000%,  3/15/2029 259,930
Extra Space Storage, LP
121,000 5.900%,  1/15/2031 125,187
135,000 2.400%,  10/15/2031 111,068
Fairfax Financial Holdings, Ltd.
204,000 6.350%,  3/22/2054
a
208,101
Federal Realty OP, LP, Convertible
340,000 3.250%,  1/15/2029
a
329,970
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
c,i
308,219
144,000 4.772%,  7/28/2030
c
138,626
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 330,317
First Horizon Bank
198,000 5.750%,  5/1/2030
f
187,348
FirstCash, Inc.
240,000 5.625%,  1/1/2030
a
228,064
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
a
185,572
Fortress Transportation and
Infrastructure Investors, LLC
369,000 6.500%,  10/1/2025
a
368,447
142,000 9.750%,  8/1/2027
a
147,032
6,000 5.500%,  5/1/2028
a
5,814
Freedom Mortgage Corporation
122,000 7.625%,  5/1/2026
a
121,810
98,000 12.000%,  10/1/2028
a
106,820
Freedom Mortgage Holdings, LLC
99,000 9.250%,  2/1/2029
a
101,321
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 125,264
132,000 2.625%,  1/15/2027
f
119,744
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
129,497
Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
$ 99,000 6.875%,  4/15/2029
a
$ 99,371
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
365,000 3.750%,  12/15/2027
a
312,326
goeasy, Ltd.
196,000 9.250%,  12/1/2028
a
208,976
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 122,909
Goldman Sachs Group, Inc.
190,000 5.500%,  8/10/2024
c,i
188,375
148,000 3.500%,  4/1/2025 145,198
223,000 4.250%,  10/21/2025 218,808
222,000 0.855%,  2/12/2026
c
212,649
195,000 3.650%,  8/10/2026
c,i
178,106
255,000 4.125%,  11/10/2026
c,i
236,686
456,000 1.948%,  10/21/2027
c
419,166
140,000 2.640%,  2/24/2028
c
130,394
155,000 3.615%,  3/15/2028
c
148,263
278,000 4.482%,  8/23/2028
c
271,782
261,000 3.814%,  4/23/2029
c
247,421
131,000 3.800%,  3/15/2030 122,682
131,000 2.615%,  4/22/2032
c
109,942
132,000 2.383%,  7/21/2032
c
108,287
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 116,648
125,000
7.694%,  (TSFR3M +
2.387%), 2/12/2047
a,c
111,199
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
a
30,639
369,000 3.750%,  8/15/2028
a
434,977
HSBC Holdings plc
150,000 6.375%,  3/30/2025
c,i
148,938
187,000 2.633%,  11/7/2025
c
183,329
178,000 1.589%,  5/24/2027
c
163,790
350,000 2.251%,  11/22/2027
c
322,573
200,000 6.161%,  3/9/2029
c
205,492
365,000 4.583%,  6/19/2029
c
354,201
95,000 4.600%,  12/17/2030
c,i
80,368
159,000 2.804%,  5/24/2032
c
133,384
HUB International, Ltd.
431,000 5.625%,  12/1/2029
a
404,117
147,000 7.375%,  1/31/2032
a
147,990
Huntington Bancshares, Inc./OH
415,000 4.450%,  10/15/2027
c,i
376,072
331,000 5.709%,  2/2/2035
c
330,047
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
172,000 6.375%,  12/15/2025 170,607
190,000 6.250%,  5/15/2026 183,412
279,000 5.250%,  5/15/2027 252,144
ING Groep NV
258,000 1.726%,  4/1/2027
c
239,467
200,000 6.083%,  9/11/2027
c
202,470
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 209,303
Intesa Sanpaolo SPA
150,000 4.198%,  6/1/2032
a,c
125,407
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 180,372

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
J.P. Morgan Chase & Company
$ 320,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,i
$ 319,450
544,000 5.000%,  8/1/2024
c,i
542,223
210,000 4.600%,  2/1/2025
c,i
206,454
310,000 1.561%,  12/10/2025
c
301,391
149,000 2.083%,  4/22/2026
c
143,571
295,000 3.650%,  6/1/2026
c,i
280,172
371,000 1.045%,  11/19/2026
c
345,918
261,000 1.578%,  4/22/2027
c
241,977
289,000 2.947%,  2/24/2028
c
271,541
392,000 4.005%,  4/23/2029
c
375,740
133,000 2.069%,  6/1/2029
c
117,978
523,000 4.493%,  3/24/2031
c
505,639
140,000 2.963%,  1/25/2033
c
119,536
145,000 4.912%,  7/25/2033
c
141,976
140,000 5.717%,  9/14/2033
c
142,795
149,000 5.350%,  6/1/2034
c
149,575
147,000 6.254%,  10/23/2034
c
157,054
69,000 5.336%,  1/23/2035
c
69,270
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 250,718
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
110,350
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
97,141
247,000 9.500%,  2/15/2029
a
252,838
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 175,989
250,000 5.000%,  1/26/2033 231,735
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 179,881
97,000 6.250%,  1/15/2036 94,751
Kite Realty Group, LP
69,000 5.500%,  3/1/2034 68,564
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
124,000 4.250%,  2/1/2027
a
116,012
207,000 4.750%,  6/15/2029
a
188,169
LD Holdings Group, LLC
90,000 6.125%,  4/1/2028
a
74,584
Lincoln National Corporation
300,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
240,061
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
c
405,099
M&T Bank Corporation
406,000 3.500%,  9/1/2026
c,i
311,406
Macquarie Airfinance Holdings,
Ltd.
302,000 6.400%,  3/26/2029
a
306,778
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
a,c
239,538
Manufacturers & Traders Trust
Company
260,000 4.700%,  1/27/2028 250,511
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 112,580
MetLife, Inc.
320,000 3.850%,  9/15/2025
c,i
307,585
205,000 5.875%,  3/15/2028
c,i
204,379
Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
$ 261,000 6.400%,  12/15/2036 $ 267,254
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
a
216,453
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 254,287
Mitsubishi UFJ Financial Group,
Inc.
179,000 1.412%,  7/17/2025 170,230
260,000 1.538%,  7/20/2027
c
239,467
Mizuho Financial Group, Inc.
343,000 1.554%,  7/9/2027
c
315,350
278,000 2.564%,  9/13/2031 227,573
135,000 5.748%,  7/6/2034
c
139,408
Molina Healthcare, Inc.
312,000 4.375%,  6/15/2028
a
293,289
Morgan Stanley
160,000 2.720%,  7/22/2025
c
158,384
268,000 1.164%,  10/21/2025
c
260,949
104,000 5.000%,  11/24/2025 103,357
250,000 2.630%,  2/18/2026
c
243,327
302,000 2.188%,  4/28/2026
c
291,355
214,000 6.138%,  10/16/2026
c
216,448
148,000 0.985%,  12/10/2026
c
137,117
260,000 1.593%,  5/4/2027
c
240,498
262,000 1.512%,  7/20/2027
c
240,464
98,000 5.123%,  2/1/2029
c
97,761
392,000 3.622%,  4/1/2031
c
359,512
140,000 2.943%,  1/21/2033
c
118,989
144,000 4.889%,  7/20/2033
c
139,663
132,000 5.250%,  4/21/2034
c
130,968
156,000 5.424%,  7/21/2034
c
156,484
283,000 2.484%,  9/16/2036
c
223,820
MPT Operating Partnership, LP/
MPT Finance Corporation
258,000 5.250%,  8/1/2026
f
236,180
104,000 4.625%,  8/1/2029
f
79,817
Nasdaq, Inc.
143,000 5.350%,  6/28/2028 144,845
Nationstar Mortgage Holdings,
Inc.
289,000 6.000%,  1/15/2027
a
284,900
NatWest Group plc
131,000 4.892%,  5/18/2029
c
128,221
197,000 3.754%,  11/1/2029
c
193,655
350,000 6.475%,  6/1/2034
c
355,771
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
143,000 4.500%,  9/30/2028
a
122,390
New York Life Global Funding
134,000 4.550%,  1/28/2033
a
129,266
137,000 5.000%,  1/9/2034
a
135,537
Nippon Life Insurance Company
640,000 5.100%,  10/16/2044
a,c
635,687
NNN REIT, Inc.
131,000 2.500%,  4/15/2030 112,101
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 175,987
Northern Trust Corporation
212,000 4.000%,  5/10/2027 206,539
Office Properties Income Trust
129,000 2.650%,  6/15/2026 74,532
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 122,611

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
$ 130,000 3.375%,  2/1/2031 $ 110,963
OneMain Finance Corporation
402,000 3.500%,  1/15/2027 373,177
93,000 3.875%,  9/15/2028 82,963
Osaic Holdings, Inc.
72,000 10.750%,  8/1/2027
a
74,441
Panther Escrow Issuer, LLC
346,000 7.125%,  6/1/2031
a,e
351,782
Park Intermediate Holdings, LLC
477,000 4.875%,  5/15/2029
a
443,573
Pebblebrook Hotel Trust,
Convertible
768,000 1.750%,  12/15/2026 688,819
Pine Street Trust I
130,000 4.572%,  2/15/2029
a
123,555
PNC Bank NA
130,000 2.700%,  10/22/2029 112,872
PNC Financial Services Group,
Inc.
270,000 5.671%,  10/28/2025
c
269,950
250,000 3.400%,  9/15/2026
c,i
218,510
196,000 6.200%,  9/15/2027
c,i
195,490
145,000 5.582%,  6/12/2029
c
146,766
266,000 6.250%,  3/15/2030
c,i
257,800
134,000 6.875%,  10/20/2034
c
146,734
PRA Group, Inc.
61,000 7.375%,  9/1/2025
a
60,891
372,000 8.375%,  2/1/2028
a
370,215
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
a
178,959
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
195,438
Prologis, LP
165,000 5.250%,  3/15/2054 162,044
229,000 3.375%,  12/15/2027 217,322
Provident Financing Trust I
155,000 7.405%,  3/15/2038 170,298
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
c
133,103
198,000 6.750%,  3/1/2053
c
205,956
477,000 6.500%,  3/15/2054
c
483,595
160,000 3.700%,  10/1/2050
c
139,855
Public Storage Operating
Company
134,000 5.100%,  8/1/2033 134,581
QBE Insurance Group, Ltd.
140,000 5.875%,  5/12/2025
a,c,i
138,582
Quicken Loans, LLC
379,000 3.875%,  3/1/2031
a
330,185
Realty Income Corporation
132,000 4.875%,  6/1/2026 131,195
282,000 3.200%,  1/15/2027 266,617
196,000 3.950%,  8/15/2027 189,952
Redwood Trust, Inc., Convertible
42,000 7.750%,  6/15/2027 40,215
Regency Centers, LP
206,000 5.250%,  1/15/2034 205,216
Regions Financial Corporation
129,000 2.250%,  5/18/2025 124,030
245,000 5.750%,  6/15/2025
c,i
241,355
Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
Reinsurance Group of America,
Inc.
$ 134,000 6.000%,  9/15/2033 $ 138,959
RGA Global Funding
130,000 5.500%,  1/11/2031
a
130,357
RHP Hotel Properties, LP/RHP
Finance Corporation
236,000 7.250%,  7/15/2028
a
243,036
RLJ Lodging Trust, LP
150,000 3.750%,  7/1/2026
a
142,846
334,000 4.000%,  9/15/2029
a
294,427
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
a
278,859
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
c
130,869
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
c
239,671
Service Properties Trust
117,000 7.500%,  9/15/2025 118,577
60,000 5.250%,  2/15/2026 58,044
135,000 8.625%,  11/15/2031
a
143,969
Simon Property Group, LP
264,000 2.650%,  7/15/2030 230,555
134,000 6.250%,  1/15/2034 143,293
SLM Corporation
150,000 4.200%,  10/29/2025 146,376
Societe Generale SA
188,000 2.625%,  10/16/2024
a
184,767
177,000 1.488%,  12/14/2026
a,c
164,431
310,000 8.500%,  3/25/2034
a,c,i
308,450
Standard Chartered plc
130,000 6.000%,  7/26/2025
a,c,i
128,203
206,000 2.608%,  1/12/2028
a,c
189,856
Starwood Property Trust, Inc.,
Convertible
312,000 6.750%,  7/15/2027 330,720
State Street Corporation
144,000 5.272%,  8/3/2026 144,777
137,000 6.700%,  3/15/2029
c,i
139,017
144,000 4.421%,  5/13/2033
c
137,504
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
a,c
363,427
Sumitomo Mitsui Financial Group,
Inc.
206,000 2.174%,  1/14/2027 190,774
200,000 5.716%,  9/14/2028 205,635
196,000 2.142%,  9/23/2030 162,346
200,000 5.766%,  1/13/2033 208,394
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
a
140,140
Summit Hotel Properties, Inc.,
Convertible
310,000 1.500%,  2/15/2026 276,055
Synchrony Financial
160,000 4.250%,  8/15/2024 158,968
125,000 7.250%,  2/2/2033 124,101
Synovus Bank
135,000 5.625%,  2/15/2028 131,098
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
c
167,816
124,000 5.156%,  1/10/2028 124,795
209,000 5.523%,  7/17/2028 213,446
144,000 4.456%,  6/8/2032
f
137,906

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
Truist Bank
$ 134,000 2.250%,  3/11/2030 $ 111,520
Truist Financial Corporation
282,000 6.047%,  6/8/2027
c
285,806
132,000 1.887%,  6/7/2029
c
114,579
490,000 5.100%,  3/1/2030
c,i
455,817
201,000 5.711%,  1/24/2035
c
201,868
U.S. Bancorp
204,000 5.727%,  10/21/2026
c
205,103
214,000 4.548%,  7/22/2028
c
209,739
70,000 5.836%,  6/12/2034
c
71,348
194,000 5.678%,  1/23/2035
c
195,888
UBS AG
235,000 5.125%,  5/15/2024 234,412
UBS Group AG
157,000 2.593%,  9/11/2025
a,c
154,768
255,000 2.193%,  6/5/2026
a,c
244,479
400,000 4.875%,  2/12/2027
a,c,i
367,287
200,000 6.327%,  12/22/2027
a,c
204,310
287,000 3.869%,  1/12/2029
a,c
271,397
200,000 5.699%,  2/8/2035
a,c
201,012
UDR, Inc.
295,000 3.000%,  8/15/2031 256,068
United Wholesale Mortgage, LLC
95,000 5.500%,  11/15/2025
a
94,144
231,000 5.500%,  4/15/2029
a
218,480
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 414,958
276,000 4.200%,  5/15/2032 262,297
USB Realty Corporation
194,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,i
149,310
Ventas Realty, LP
163,000 3.750%,  5/1/2024 162,720
Ventas Realty, LP, Convertible
395,000 3.750%,  6/1/2026
a
394,210
Vornado Realty, LP
90,000 3.400%,  6/1/2031 71,228
Wells Fargo & Company
311,000 2.406%,  10/30/2025
c
305,076
490,000 3.900%,  3/15/2026
c,i
466,199
226,000 2.188%,  4/30/2026
c
217,645
307,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
299,093
145,000 3.526%,  3/24/2028
c
138,009
309,000 3.584%,  5/22/2028
c
293,770
214,000 4.808%,  7/25/2028
c
210,858
277,000 7.625%,  9/15/2028
c,i
296,032
308,000 4.478%,  4/4/2031
c
294,915
93,000 5.389%,  4/24/2034
c
92,421
187,000 5.557%,  7/25/2034
c
187,722
132,000 6.491%,  10/23/2034
c
141,580
552,000 5.499%,  1/23/2035
c
553,300
Wells Fargo Bank NA
250,000 4.811%,  1/15/2026 248,715
Welltower OP, LLC, Convertible
597,000 2.750%,  5/15/2028
a
664,521
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
c
181,038
Willis North America, Inc.
136,000 5.900%,  3/5/2054 137,678
261,000 4.500%,  9/15/2028 254,295
Principal
Amount Long-Term Fixed Income (70.1%) Value
Financials (8.8%) - continued
XHR, LP
$ 150,000 6.375%,  8/15/2025
a
$ 150,191
243,000 4.875%,  6/1/2029
a
224,986
Total 88,027,008
Foreign Government (<0.1%)
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
a
199,897
Total 199,897
Mortgage-Backed Securities (21.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
724,758 2.000%,  1/1/2052 580,636
8,116,377 2.500%,  5/1/2051 6,778,925
5,751,606 3.500%,  5/1/2052 5,150,201
4,518,039 4.000%,  5/1/2052 4,218,121
10,013,793 3.500%,  6/1/2052 8,973,043
6,063,065 5.000%,  7/1/2053 5,954,370
8,958,133 5.500%,  7/1/2053 8,978,202
480,562 5.000%,  8/1/2053 473,448
1,750,620 5.500%,  9/1/2053 1,758,226
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,511,545 2.500%,  7/1/2030 4,240,888
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,830,334 3.500%,  5/1/2040 4,520,368
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,711,452 3.000%,  1/1/2052 9,290,779
989,067 2.000%,  2/1/2051 792,623
1,560,610 2.000%,  2/1/2051 1,250,649
4,578,043 2.500%,  2/1/2051 3,821,296
6,098,028 2.500%,  2/1/2051 5,044,304
11,231,396 2.000%,  3/1/2051 8,922,096
6,205,908 4.000%,  3/1/2051 5,855,099
11,152,475 3.000%,  3/1/2052 9,624,950
8,981,239 2.000%,  4/1/2051 7,148,773
6,527,737 3.000%,  4/1/2051 5,647,297
6,802,304 3.000%,  5/1/2050 5,919,208
1,838,307 2.000%,  5/1/2051 1,466,092
4,013,566 3.000%,  5/1/2051 3,523,935
4,274,122 3.000%,  6/1/2050 3,773,170
1,744,561 4.000%,  6/1/2052 1,618,078
3,183,281 5.000%,  6/1/2053 3,133,043
9,071,126 2.500%,  7/1/2051 7,602,608
3,919,761 3.500%,  7/1/2051 3,561,879
4,954,282 4.000%,  7/1/2052 4,595,365
1,767,317 2.500%,  8/1/2050 1,492,254
7,701,490 3.500%,  8/1/2050 7,015,365
4,183,175 4.500%,  8/1/2052 3,999,444
628,164 5.000%,  8/1/2053 618,251
2,186,159 3.500%,  9/1/2052
e
1,967,741
5,225,233 3.500%,  9/1/2052 4,703,180
543,599 5.000%,  9/1/2052 531,692
4,627,343 4.500%,  9/1/2053 4,413,323
1,265,978 4.500%,  9/1/2053 1,213,532
7,502,314 4.000%,  10/1/2052 6,973,568
1,813,408 2.000%,  11/1/2051 1,448,147

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Mortgage-Backed Securities (21.5%) -
continued
$ 7,424,228 2.000%,  12/1/2050 $ 5,940,555
17,081,757 4.500%,  12/1/2052 16,386,585
400,000 4.500%,  4/1/2049
e
380,889
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
10,417,876 2.500%,  3/1/2062 8,338,045
3,553,029 3.500%,  7/1/2061 3,118,209
3,868,328 4.000%,  12/1/2061 3,538,868
Total 216,297,320
Technology (2.5%)
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 136,368
Akamai Technologies, Inc.,
Convertible
172,000 0.125%,  5/1/2025 202,874
481,000 0.375%,  9/1/2027 506,252
212,000 1.125%,  2/15/2029
a
217,406
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 56,393
Apple, Inc.
285,000 1.650%,  2/8/2031 236,676
686,000 3.750%,  9/12/2047 565,565
AthenaHealth Group, Inc.
400,000 6.500%,  2/15/2030
a,f
365,847
Block, Inc., Convertible
139,000 0.125%,  3/1/2025 142,128
791,000 0.250%,  11/1/2027 659,299
Boost Newco Borrower, LLC
200,000 7.500%,  1/15/2031
a
209,363
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.875%,  1/15/2027 190,008
Broadcom, Inc.
146,000 4.000%,  4/15/2029
a
139,077
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 278,761
Cloud Software Group, Inc.
646,000 6.500%,  3/31/2029
a
613,029
240,000 9.000%,  9/30/2029
a
230,188
CommScope, Inc.
195,000 7.125%,  7/1/2028
a
77,136
Consensus Cloud Solutions, Inc.
62,000 6.000%,  10/15/2026
a
58,928
CoreLogic, Inc.
74,000 4.500%,  5/1/2028
a
66,353
CSG Systems International, Inc.,
Convertible
379,000 3.875%,  9/15/2028
a
372,973
Dayforce, Inc., Convertible
191,000 0.250%,  3/15/2026 174,765
Dell International, LLC/EMC
Corporation
100,000 5.300%,  10/1/2029 101,227
Dell, Inc.
182,000 6.500%,  4/15/2038 194,978
Euronet Worldwide, Inc.,
Convertible
316,000 0.750%,  3/15/2049
f
306,362
Fiserv, Inc.
207,000 2.750%,  7/1/2024 205,456
Principal
Amount Long-Term Fixed Income (70.1%) Value
Technology (2.5%) - continued
$ 266,000 5.350%,  3/15/2031 $ 269,101
65,000 5.600%,  3/2/2033 66,269
266,000 5.450%,  3/15/2034 269,409
Gen Digital, Inc.
10,000 6.750%,  9/30/2027
a
10,143
149,000 7.125%,  9/30/2030
a
153,088
Global Payments, Inc.
165,000 5.950%,  8/15/2052 164,607
82,000 2.650%,  2/15/2025 79,885
208,000 4.950%,  8/15/2027 206,337
131,000 3.200%,  8/15/2029 117,695
Global Payments, Inc., Convertible
722,000 1.500%,  3/1/2031
a
763,154
IBM International Capital Private,
Ltd.
213,000 5.300%,  2/5/2054 207,992
II-VI, Inc.
128,000 5.000%,  12/15/2029
a
120,556
Intel Corporation
266,000 5.600%,  2/21/2054 271,027
265,000 5.125%,  2/10/2030 269,030
InterDigital, Inc., Convertible
593,000 3.500%,  6/1/2027 850,152
Iron Mountain, Inc.
859,000 4.875%,  9/15/2027
a
830,517
150,000 4.875%,  9/15/2029
a
140,728
380,000 4.500%,  2/15/2031
a
342,850
Jabil, Inc.
133,000 5.450%,  2/1/2029 133,669
Lumentum Holdings, Inc.,
Convertible
902,000 0.500%,  6/15/2028
f
696,133
176,000 1.500%,  12/15/2029
a
165,356
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 114,037
Mastercard, Inc.
146,000 2.000%,  11/18/2031 120,670
McAfee Corporation
124,000 7.375%,  2/15/2030
a
113,714
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 84,013
Microchip Technology, Inc.,
Convertible
705,000 0.125%,  11/15/2024
f
748,005
Micron Technology, Inc.
156,000 5.300%,  1/15/2031 156,902
Moody's Corporation
140,000 4.250%,  8/8/2032 133,195
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
105,891
NCR Voyix Corporation
452,000 5.125%,  4/15/2029
a
419,209
Neptune Bidco US, Inc.
251,000 9.290%,  4/15/2029
a
237,339
Newfold Digital Holdings Group,
Inc.
74,000 11.750%,  10/15/2028
a
80,099
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 69,868
131,000 4.300%,  6/18/2029 126,230

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Technology (2.5%) - continued
ON Semiconductor Corporation,
Convertible
$ 502,000 Zero Coupon,  5/1/2027 $ 737,187
36,000 0.500%,  3/1/2029 35,424
Open Text Corporation
380,000 3.875%,  12/1/2029
a
338,580
240,000 4.125%,  2/15/2030
a
215,010
Oracle Corporation
482,000 6.900%,  11/9/2052 554,615
140,000 6.150%,  11/9/2029 147,551
327,000 2.950%,  4/1/2030 290,980
219,000 6.250%,  11/9/2032 234,317
PayPal Holdings, Inc.
129,000 2.850%,  10/1/2029 116,655
215,000 2.300%,  6/1/2030 185,444
Pitney Bowes, Inc.
62,000 6.875%,  3/15/2027
a
56,613
Progress Software Corporation,
Convertible
178,000 1.000%,  4/15/2026 184,230
PTC, Inc.
210,000 3.625%,  2/15/2025
a
205,615
215,000 4.000%,  2/15/2028
a
200,932
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
271,371
S&P Global, Inc.
144,000 2.900%,  3/1/2032 125,493
Salesforce.com, Inc.
374,000 1.950%,  7/15/2031 310,463
Seagate HDD Cayman
161,000 8.500%,  7/15/2031
a
173,987
280,480 9.625%,  12/1/2032 319,550
Semtech Corporation, Convertible
283,000 1.625%,  11/1/2027
f
278,217
69,000 4.000%,  11/1/2028
a
105,031
Sensata Technologies, Inc.
341,000 3.750%,  2/15/2031
a
294,966
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
135,359
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
a
199,979
SS&C Technologies, Inc.
352,000 5.500%,  9/30/2027
a
344,171
Texas Instruments, Inc.
136,000 5.150%,  2/8/2054 136,522
UKG, Inc.
247,000 6.875%,  2/1/2031
a
251,626
Verint Systems, Inc., Convertible
450,000 0.250%,  4/15/2026 421,875
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
a
262,545
Viavi Solutions, Inc., Convertible
246,000 1.625%,  3/15/2026 238,620
Vishay Intertechnology, Inc.,
Convertible
691,000 2.250%,  9/15/2030
a
659,905
VMware, LLC
262,000 1.400%,  8/15/2026 239,273
192,000 2.200%,  8/15/2031 156,247
Western Digital Corporation,
Convertible
757,000 3.000%,  11/15/2028
a
1,109,384
Principal
Amount Long-Term Fixed Income (70.1%) Value
Technology (2.5%) - continued
Xerox Holdings Corporation
$ 30,000 5.000%,  8/15/2025
a
$ 29,602
182,000 5.500%,  8/15/2028
a
165,706
Xilinx, Inc.
90,000 2.375%,  6/1/2030 78,090
Ziff Davis, Inc., Convertible
548,000 1.750%,  11/1/2026 518,518
Total 25,273,935
Transportation (0.7%)
Air Transport Services Group, Inc.,
Convertible
345,000 3.875%,  8/15/2029
a,f
285,414
American Airlines Group, Inc.
104,000 3.750%,  3/1/2025
a
101,113
American Airlines, Inc.
173,000 8.500%,  5/15/2029
a
182,767
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
744,750 5.500%,  4/20/2026
a
739,678
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
156,000 5.375%,  3/1/2029
a
145,391
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 245,242
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028 279,435
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
173,620 4.500%,  10/20/2025
a
171,854
ERAC USA Finance, LLC
211,000 3.850%,  11/15/2024
a
208,672
277,000 5.200%,  10/30/2034
a
276,182
Hawaiian Brand Intellectual
Property, Ltd.
196,000 5.750%,  1/20/2026
a
183,937
Hertz Corporation
138,000 4.625%,  12/1/2026
a
125,241
152,000 5.000%,  12/1/2029
a,f
117,461
Mileage Plus Holdings, LLC
258,700 6.500%,  6/20/2027
a
260,127
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 187,070
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
a
138,066
137,000 5.750%,  5/24/2026
a
137,991
128,000 1.700%,  6/15/2026
a
118,051
Rand Parent, LLC
312,000 8.500%,  2/15/2030
a,f
308,961
RXO, Inc.
359,000 7.500%,  11/15/2027
a
368,424
Ryder System, Inc.
161,000 2.850%,  3/1/2027 150,919
Southwest Airlines Company
133,000 5.125%,  6/15/2027 132,737
Southwest Airlines Company,
Convertible
687,000 1.250%,  5/1/2025 695,244
Spirit Loyalty Cayman, Ltd.
87,000 8.000%,  9/20/2025
a
66,044

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Transportation (0.7%) - continued
Stena International SA
$ 198,000 7.250%,  1/15/2031
a
$ 197,496
United Airlines, Inc.
324,000 4.375%,  4/15/2026
a
313,223
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
68,479
360,000 6.375%,  2/1/2030
a,f
265,364
Total 6,470,583
U.S. Government & Agencies (6.5%)
U.S. Treasury Bonds
19,900,000 3.625%,  5/15/2053 17,484,016
11,400,000 4.750%,  11/15/2053 12,169,500
U.S. Treasury Notes
4,100,000 5.000%,  10/31/2025 4,111,531
15,300,000 4.250%,  12/31/2025 15,173,894
14,300,000 4.125%,  7/31/2028 14,210,625
2,132,000 3.375%,  5/15/2033 1,997,251
500,000 4.500%,  11/15/2033 511,094
Total 65,657,911
Utilities (2.3%)
AEP Texas, Inc.
138,000 4.700%,  5/15/2032 131,709
AES Corporation
254,000 3.950%,  7/15/2030
a
231,010
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
c
198,350
Alliant Energy Corporation,
Convertible
271,000 3.875%,  3/15/2026 266,528
Ameren Corporation
161,000 1.750%,  3/15/2028 142,143
American Electric Power
Company, Inc.
130,000 5.200%,  1/15/2029 130,306
131,000 2.300%,  3/1/2030 111,451
66,000 5.625%,  3/1/2033 67,007
American Water Capital
Corporation
201,000 5.450%,  3/1/2054 202,714
American Water Capital
Corporation, Convertible
317,000 3.625%,  6/15/2026
a
309,550
Arizona Public Service Company
138,000 5.550%,  8/1/2033 139,553
Atmos Energy Corporation
132,000 5.900%,  11/15/2033 140,026
Calpine Corporation
298,000 4.500%,  2/15/2028
a
282,645
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 161,880
198,000 1.450%,  6/1/2026 182,854
197,000 2.650%,  6/1/2031 166,856
CenterPoint Energy, Inc.,
Convertible
510,000 4.250%,  8/15/2026
a
505,155
CMS Energy Corporation,
Convertible
365,000 3.375%,  5/1/2028
a
358,977
Principal
Amount Long-Term Fixed Income (70.1%) Value
Utilities (2.3%) - continued
Constellation Energy Generation,
LLC
$ 204,000 5.750%,  3/15/2054 $ 204,342
133,000 5.800%,  3/1/2033 137,091
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 161,240
270,000 4.350%,  1/15/2027
c,i
252,765
161,000 3.375%,  4/1/2030 146,316
DTE Energy Company
209,000 4.220%,  11/1/2024 207,071
140,000 4.875%,  6/1/2028 138,417
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 417,976
Duke Energy Corporation
240,000 3.250%,  1/15/2082
c
213,273
150,000 4.875%,  9/16/2024
c,i
148,692
343,000 2.450%,  6/1/2030 295,400
139,000 4.500%,  8/15/2032 131,766
125,000 5.750%,  9/15/2033 128,406
Duke Energy Corporation,
Convertible
848,000 4.125%,  4/15/2026
a
837,824
Duke Energy Ohio, Inc.
136,000 5.550%,  3/15/2054 135,646
Edison International
137,000 7.875%,  6/15/2054
c
140,744
185,000 4.950%,  4/15/2025 183,511
240,000 5.000%,  12/15/2026
c,i
227,377
Enel Finance International NV
260,000 1.375%,  7/12/2026
a
237,839
Entergy Corporation
149,000 0.900%,  9/15/2025 139,664
130,000 1.900%,  6/15/2028 114,721
Evergy, Inc.
162,000 2.450%,  9/15/2024 159,476
Evergy, Inc., Convertible
532,000 4.500%,  12/15/2027
a
540,778
Eversource Energy
293,000 4.600%,  7/1/2027 287,979
Exelon Corporation
540,000 5.600%,  3/15/2053 538,994
130,000 4.050%,  4/15/2030 122,600
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
249,566
FirstEnergy Corporation,
Convertible
921,000 4.000%,  5/1/2026
a
915,474
Georgia Power Company
82,000 4.950%,  5/17/2033 80,850
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
138,996
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
a
232,655
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 547,027
National Rural Utilities Cooperative
Finance Corporation
137,000 4.850%,  2/7/2029 136,881
NextEra Energy Capital Holdings,
Inc.
210,000 3.800%,  3/15/2082
c
190,519
131,000 6.051%,  3/1/2025 131,498
206,000 5.749%,  9/1/2025 206,884

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.1%) Value
Utilities (2.3%) - continued
$ 130,000 2.250%,  6/1/2030 $ 110,691
NextEra Energy Operating
Partners, LP
452,000 3.875%,  10/15/2026
a
421,542
NextEra Energy Partners, LP,
Convertible
204,000 Zero Coupon,  6/15/2024
a
200,940
618,000 Zero Coupon,  11/15/2025
a,f
548,475
NiSource, Inc.
130,000 2.950%,  9/1/2029 117,407
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 136,955
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
a
156,735
189,000 10.250%,  3/15/2028
a,c,i
202,742
120,000 3.375%,  2/15/2029
a
106,611
185,000 5.250%,  6/15/2029
a
176,862
NRG Energy, Inc., Convertible
611,000 2.750%,  6/1/2048 1,010,899
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 148,140
266,000 5.550%,  5/15/2029 268,323
270,000 6.950%,  3/15/2034 295,586
PG&E Corporation
374,000 5.000%,  7/1/2028 360,185
PG&E Corporation, Convertible
721,000 4.250%,  12/1/2027
a
724,244
PPL Capital Funding, Inc.,
Convertible
533,000 2.875%,  3/15/2028 510,081
Public Service Enterprise Group,
Inc.
130,000 5.875%,  10/15/2028 133,852
131,000 1.600%,  8/15/2030 105,756
San Diego Gas & Electric
Company
136,000 5.550%,  4/15/2054 137,955
Sempra
320,000 4.875%,  10/15/2025
c,i
313,102
Southern California Edison
Company
71,000 5.950%,  11/1/2032 74,454
Southern Company
140,000 4.475%,  8/1/2024 139,304
170,000 5.700%,  10/15/2032 175,243
149,000 4.000%,  1/15/2051
c
143,243
432,000 3.750%,  9/15/2051
c
403,834
Southern Company, Convertible
852,000 3.875%,  12/15/2025 847,740
TerraForm Power Operating, LLC
480,000 5.000%,  1/31/2028
a
457,158
Virginia Electric and Power
Company
184,000 5.350%,  1/15/2054 180,360
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
a
277,523
747,000 5.000%,  7/31/2027
a
723,340
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 149,642
Principal
Amount Long-Term Fixed Income (70.1%) Value
Utilities (2.3%) - continued
$ 213,000 4.600%,  6/1/2032 $ 200,296
Total 22,768,192
Total Long-Term Fixed Income
(cost $728,616,809) 705,067,792
Shares Common Stock ( 15.2% ) Value
Communications Services (0.9%)
5,449 Alphabet, Inc., Class A
k
822,418
17,440 Alphabet, Inc., Class C
k
2,655,414
16,524 Comcast Corporation 716,315
2,462 Electronic Arts, Inc. 326,634
706 Emerald Holding, Inc.
k
4,808
5,988 Meta Platforms, Inc. 2,907,653
336 Netflix, Inc.
k
204,063
10,723 QuinStreet, Inc.
k
189,368
3,596 Tripadvisor, Inc.
k
99,933
23,968 Verizon Communications, Inc. 1,005,697
24,421 Warner Brothers Discovery, Inc.
k
213,195
4,897 Windstream Services, LLC
k
46,522
2,573 Ziff Davis, Inc.
k
162,202
Total 9,354,222
Consumer Discretionary (1.6%)
19,213 Amazon.com, Inc.
k
3,465,641
4,270 Aptiv plc
k
340,106
2,154 Bloomin' Brands, Inc. 61,777
241 Booking Holdings, Inc. 874,319
1,493 Boot Barn Holdings, Inc.
k
142,059
2,676 Brunswick Corporation 258,288
142 Chipotle Mexican Grill, Inc.
k
412,761
5,270 Columbia Sportswear Company 427,819
14,682 Cooper-Standard Holdings, Inc.
k
243,134
3,105 Crocs, Inc.
k
446,499
1,778 D.R. Horton, Inc. 292,570
4,571 eBay, Inc. 241,257
1,732 Expedia Group, Inc.
k
238,583
1,555 Ford Motor Company 20,650
2,766 Garmin, Ltd. 411,774
1,264 Grand Canyon Education, Inc.
k
172,169
3,051 Hilton Worldwide Holdings, Inc. 650,809
1,942 Home Depot, Inc. 744,951
2,377 Lowe's Companies, Inc. 605,493
617 Lululemon Athletica, Inc.
k
241,031
2,072 McDonald's Corporation 584,200
820 Meritage Homes Corporation 143,877
16,356 Mobileye Global, Inc.
k
525,845
128 NVR, Inc.
k
1,036,795
462 O'Reilly Automotive, Inc.
k
521,543
94 Ross Stores, Inc. 13,795
1,922 Savers Value Village, Inc.
k
37,056
6,499 SharkNinja, Inc. 404,823
8,579 Skyline Champion Corporation
k
729,301
5,177 Sony Group Corporation ADR
f
443,876
3,577 Starbucks Corporation 326,902
11,677 Stoneridge, Inc.
k
215,324
5,450 Tesla, Inc.
k
958,056
1,616 Texas Roadhouse, Inc. 249,624
27,831 ThredUp, Inc.
k
55,662
2,608 Yum China Holding, Inc. 103,772
Total 16,642,141
Consumer Staples (0.8%)
7,901 Altria Group, Inc. 344,642

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.2%) Value
Consumer Staples (0.8%) - continued
10,922 BJ's Wholesale Club Holdings,
Inc.
k
$ 826,249
918 Casey's General Stores, Inc. 292,337
12,404 Coca-Cola Company 758,877
153 Costco Wholesale Corporation 112,092
30,925 Coty, Inc.
k
369,863
3,403 John B. Sanfilippo & Son, Inc. 360,446
19,295 Kenvue, Inc. 414,071
4,821 Lamb Weston Holdings, Inc. 513,581
1,752 Lancaster Colony Corporation 363,768
8,536 Philip Morris International, Inc. 782,068
8,475 Pilgrim's Pride Corporation
k
290,862
2,174 Procter & Gamble Company 352,731
7,619 Sysco Corporation 618,510
6,949 Turning Point Brands, Inc. 203,606
8,085 Tyson Foods, Inc. 474,832
22,286 Walmart, Inc. 1,340,949
Total 8,419,484
Energy (0.8%)
246 Baker Hughes Company 8,241
9,362 Chesapeake Energy Corporation 831,626
425 Chevron Corporation 67,040
6,240 ConocoPhillips 794,227
18,084 Devon Energy Corporation 907,455
20,234 Enterprise Products Partners, LP 590,428
3,700 EOG Resources, Inc. 473,008
9,630 Exxon Mobil Corporation 1,119,391
14,580 Halliburton Company 574,744
2,167 Marathon Petroleum Corporation 436,651
3,085 Matador Resources Company 205,985
29,388 NOV, Inc. 573,654
2,067 Permian Resources Corporation 36,503
2,906 Pioneer Natural Resources
Company 762,825
2,470 Schlumberger NV 135,381
4,000 Shell plc ADR 268,160
7,021 TechnipFMC plc 176,297
7,960 Williams Companies, Inc. 310,201
Total 8,271,817
Financials (2.5%)
1,754 Allstate Corporation 303,460
24,470 Ally Financial, Inc. 993,237
1,146 American Express Company 260,933
8,383 American International Group, Inc. 655,299
1,617 Ameriprise Financial, Inc. 708,957
6,368 Arch Capital Group, Ltd.
k
588,658
25,924 Bank of America Corporation 983,038
121 Bank of Marin Bancorp 2,029
5,952 Bank of N.T. Butterfield & Son, Ltd. 190,404
10,148 Bank of New York Mellon
Corporation 584,728
292 Banner Corporation 14,016
1,643 Berkshire Hathaway, Inc.
k
690,914
600 Berkshire Hills Bancorp, Inc. 13,752
284 BlackRock, Inc. 236,771
205 Block, Inc.
k
17,339
13,923 Bridgewater Bancshares, Inc.
k
162,064
575 Brookline Bancorp, Inc. 5,727
1,918 Brown & Brown, Inc. 167,902
2,648 Capital One Financial Corporation 394,261
5,915 Carlyle Group, Inc. 277,473
694 Cboe Global Markets, Inc. 127,509
Shares Common Stock (15.2%) Value
Financials (2.5%) - continued
1,784 Central Pacific Financial
Corporation $ 35,234
9,608 Charles Schwab Corporation 695,043
3,512 Chubb, Ltd. 910,065
992 Citigroup, Inc. 62,734
2,206 Columbia Banking System, Inc. 42,686
6,464 Comerica, Inc. 355,455
741 Community Trust Bancorp, Inc. 31,604
35 Customers Bancorp, Inc.
k
1,857
3,294 Discover Financial Services 431,810
1,323 Ellington Residential Mortgage
REIT 9,142
619 Enterprise Financial Services
Corporation 25,107
18,207 F.N.B. Corporation 256,719
530 FactSet Research Systems, Inc. 240,827
234 Financial Institutions, Inc. 4,404
567 First Bancshares, Inc. 14,714
168 First Mid-Illinois Bancshares, Inc. 5,490
1,156 Fiserv, Inc.
k
184,752
5,474 Glacier Bancorp, Inc. 220,493
169 Global Payments, Inc. 22,589
581 Great Southern Bancorp, Inc. 31,850
897 Hancock Whitney Corporation 41,298
2,646 Hanmi Financial Corporation 42,124
6,954 Heartland Financial USA, Inc. 244,433
571 Heritage Financial Corporation 11,072
617 Hometrust Bancshares, Inc. 16,869
785 Hope Bancorp, Inc. 9,035
3,163 Houlihan Lokey, Inc. 405,465
376 Independent Bank Corporation 19,559
337 Independent Bank Corporation/MI 8,543
8,240 Intercontinental Exchange, Inc. 1,132,423
8,970 J.P. Morgan Chase & Company 1,796,691
6,860 KeyCorp 108,457
2,563 Kinsale Capital Group, Inc. 1,344,909
2,075 Marsh & McLennan Companies,
Inc. 427,408
1,017 Mastercard, Inc. 489,757
6,282 MetLife, Inc. 465,559
2,350 MGIC Investment Corporation 52,546
1,247 MidWestOne Financial Group, Inc. 29,230
336 Moody's Corporation 132,058
3,206 Morgan Stanley 301,877
862 MSCI, Inc. 483,108
7,346 Nasdaq, Inc. 463,533
367 National Bank Holdings
Corporation 13,238
18,223 New York Community Bancorp,
Inc.
f
58,678
4,368 Northern Trust Corporation 388,403
3,096 NU Holdings, Ltd./Cayman
Islands
k
36,935
1,518 OceanFirst Financial Corporation 24,910
403 OFG Bancorp 14,834
3,958 PayPal Holdings, Inc.
k
265,146
85 PNC Financial Services Group,
Inc. 13,736
3,303 Prosperity Bancshares, Inc. 217,271
10,106 Radian Group, Inc. 338,248
5,488 Raymond James Financial, Inc. 704,769
3,059 RLI Corporation 454,170
3,138 SEI Investments Company 225,622
3,478 Tradeweb Markets, Inc. 362,303
3,592 Triumph Financial, Inc.
k
284,917
105 Truist Financial Corporation 4,093

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.2%) Value
Financials (2.5%) - continued
144 TrustCo Bank Corporation NY $ 4,055
415 U.S. Bancorp 18,550
752 Visa, Inc. 209,868
1,356 Voya Financial, Inc. 100,235
22,514 Wells Fargo & Company 1,304,911
204 Westamerica Bancorporation 9,972
9,438 Western Alliance Bancorp 605,825
8,870 Zions Bancorp NA 384,958
Total 25,032,647
Health Care (1.7%)
4,597 Abbott Laboratories 522,495
1,659 AbbVie, Inc. 302,104
4,221 Agilent Technologies, Inc. 614,198
1,912 Align Technology, Inc.
k
626,983
1,795 Amgen, Inc. 510,355
7,596 AstraZeneca plc ADR 514,629
14,896 Avantor, Inc.
k
380,891
991 Biogen, Inc.
k
213,689
6,648 Centene Corporation
k
521,735
1,858 Charles River Laboratories
International, Inc.
k
503,425
1,458 Cigna Group 529,531
2,338 Danaher Corporation 583,846
4,227 Edwards Lifesciences Corporation
k
403,932
1,665 Elevance Health, Inc. 863,369
961 Eli Lilly & Company 747,620
6,572 Enovis Corporation
k
410,422
4,340 Gilead Sciences, Inc. 317,905
7,277 Halozyme Therapeutics, Inc.
k
296,028
890 Intuitive Surgical, Inc.
k
355,190
5,991 Johnson & Johnson 947,716
2,913 Laboratory Corporation of America
Holdings 636,374
3,498 Masimo Corporation
k
513,681
5,986 Medtronic plc 521,680
8,035 Merck & Company, Inc. 1,060,218
604 Molina Healthcare, Inc.
k
248,141
3,152 Novo Nordisk AS ADR 404,717
18,071 Option Care Health, Inc.
k
606,101
5,191 Progyny, Inc.
k
198,037
585 QuidelOrtho Corporation
k
28,045
1,956 Sarepta Therapeutics, Inc.
k
253,224
345 Stryker Corporation 123,465
1,334 Thermo Fisher Scientific, Inc. 775,334
497 UnitedHealth Group, Inc. 245,866
1,838 Varex Imaging Corporation
k
33,268
1,009 Vertex Pharmaceuticals, Inc.
k
421,772
17,407 Viemed Healthcare, Inc.
k
164,148
5,132 Zimmer Biomet Holdings, Inc. 677,321
1,773 Zoetis, Inc. 300,009
Total 17,377,464
Industrials (2.2%)
4,278 Advanced Drainage Systems, Inc. 736,843
211 AECOM 20,695
9,752 Air Lease Corporation 501,643
1,966 AMETEK, Inc. 359,581
403 Armstrong World Industries, Inc. 50,061
2,228 ASGN, Inc.
k
233,405
1,630 Automatic Data Processing, Inc. 407,076
946 Axon Enterprise, Inc.
k
295,985
15,054 Badger Infrastructure Solutions,
Ltd. 557,905
910 Carlisle Companies, Inc. 356,584
Shares Common Stock (15.2%) Value
Industrials (2.2%) - continued
1,526 Caterpillar, Inc. $ 559,172
90 Chart Industries, Inc.
k
14,825
2,024 Cimpress plc
k
179,144
34,219 CNH Industrial NV 443,478
29,375 CSX Corporation 1,088,931
883 Curtiss-Wright Corporation 225,995
9,945 Delta Air Lines, Inc. 476,067
7,272 ExlService Holdings, Inc.
k
231,250
2,670 Expeditors International of
Washington, Inc. 324,592
15,388 Fastenal Company 1,187,030
1,814 Ferguson plc 396,232
9,456 Flowserve Corporation 431,950
7,185 Fluor Corporation
k
303,782
2,354 General Dynamics Corporation 664,982
97 Gorman-Rupp Company 3,836
667 Graco, Inc. 62,338
5,392 Greenbrier Companies, Inc. 280,923
5,734 Helios Technologies, Inc. 256,253
2,748 Honeywell International, Inc. 564,027
15,260 Howmet Aerospace, Inc. 1,044,242
3,556 Ingersoll Rand, Inc. 337,642
20,768 Janus International Group, Inc.
k
314,220
2,122 JB Hunt Transport Services, Inc. 422,809
2,238 L3Harris Technologies, Inc. 476,918
1,578 Lincoln Electric Holdings, Inc. 403,084
2,690 ManpowerGroup, Inc. 208,852
16,807 Masterbrand, Inc.
k
314,963
3,952 Maximus, Inc. 331,573
5,503 Miller Industries, Inc. 275,700
1,568 Moog, Inc. 250,331
532 Northrop Grumman Corporation 254,647
2,014 Old Dominion Freight Line, Inc. 441,690
1,576 Owens Corning, Inc. 262,877
232 Parker-Hannifin Corporation 128,943
1,447 Pentair plc 123,632
2,183 Quanta Services, Inc. 567,143
889 Rockwell Automation, Inc. 258,992
10,724 Schneider National, Inc. 242,791
659 Simpson Manufacturing Company,
Inc. 135,214
3,387 Tennant Company 411,893
8,927 Timken Company 780,488
1,490 Trane Technologies plc 447,298
5,584 Uber Technologies, Inc.
k
429,912
5,237 United Parcel Service, Inc. 778,375
1,126 United Rentals, Inc. 811,970
Total 21,670,784
Information Technology (3.1%)
316 Accenture plc 109,529
1,438 Adobe, Inc.
k
725,615
3,680 Advanced Micro Devices, Inc.
k
664,203
2,066 Amphenol Corporation 238,313
20,693 Apple, Inc. 3,548,436
2,826 Applied Materials, Inc. 582,806
228 Arista Networks, Inc.
k
66,115
1,239 Autodesk, Inc.
k
322,660
340 Broadcom, Inc. 450,639
1,273 CDW Corporation 325,608
10,332 Ciena Corporation
k
510,917
20,366 Cisco Systems, Inc. 1,016,467
6,488 Cohu, Inc.
k
216,245
2,283 Crane NXT Company 141,318
18,207 Dropbox, Inc.
k
442,430

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.2%) Value
Information Technology (3.1%) - continued
2,319 Enphase Energy, Inc.
k
$ 280,553
1,464 Fabrinet
k
276,725
1,465 FormFactor, Inc.
k
66,848
3,677 Fortinet, Inc.
k
251,176
14,332 Gilat Satellite Networks, Ltd.
k
77,823
3,033 Guidewire Software, Inc.
k
353,981
765 Insight Enterprises, Inc.
k
141,923
1,583 International Business Machines
Corporation 302,290
5,238 JFrog, Ltd.
k
231,624
435 KLA Corporation 303,878
15,374 Knowles Corporation
k
247,521
161 Lam Research Corporation 156,423
887 Littelfuse, Inc. 214,964
12,360 Microsoft Corporation 5,200,099
137 Motorola Solutions, Inc. 48,632
592 NetApp, Inc. 62,142
2,488 NICE, Ltd. ADR
k
648,423
4,369 NVIDIA Corporation 3,947,654
3,561 ON Semiconductor Corporation
k
261,912
1,004 Onto Innovation, Inc.
k
181,804
3,396 Plexus Corporation
k
322,009
12,088 QUALCOMM, Inc. 2,046,498
819 RingCentral, Inc.
k
28,452
2,687 Salesforce, Inc. 809,271
12,998 Samsung Electronics Company,
Ltd. 781,147
1,070 ServiceNow, Inc.
k
815,768
2,815 Shopify, Inc.
k
217,234
1,405 Silicon Laboratories, Inc.
k
201,927
1,663 Sprout Social, Inc.
k
99,298
1,828 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 248,699
1,448 TE Connectivity, Ltd. 210,307
11,411 Trimble, Inc.
k
734,412
35,806 TTM Technologies, Inc.
k
560,364
513 Tyler Technologies, Inc.
k
218,030
646 Universal Display Corporation 108,819
8,863 Varonis Systems, Inc.
k
418,068
1,313 VeriSign, Inc.
k
248,827
1,741 Workiva, Inc.
k
147,637
Total 30,834,463
Materials (0.6%)
2,228 Albemarle Corporation 293,517
5,288 Alcoa Corporation 178,682
565 Allegheny Technologies, Inc.
k
28,911
10,576 Ball Corporation 712,399
2,217 Carpenter Technology Corporation 158,338
5,885 CF Industries Holdings, Inc. 489,691
4,748 Corteva, Inc. 273,817
128 Eagle Materials, Inc. 34,784
3,908 Eastman Chemical Company 391,660
1,455 Greif, Inc. 100,468
5,486 Ingevity Corporation
k
261,682
18,914 Ivanhoe Mines, Ltd.
k
225,647
1,640 Linde plc 761,485
3,529 Nucor Corporation 698,389
6,058 Steel Dynamics, Inc. 897,977
18,815 Tronox Holdings plc 326,440
1,181 United States Lime & Minerals, Inc. 352,103
Total 6,185,990
Shares Common Stock (15.2%) Value
Real Estate (0.5%)
4,229 Agree Realty Corporation $ 241,561
3,454 Alexandria Real Estate Equities,
Inc. 445,255
2,006 AvalonBay Communities, Inc. 372,233
2,585 CBRE Group, Inc.
k
251,365
3,743 Crown Castle, Inc. 396,122
32,337 Cushman and Wakefield plc
k
338,245
566 EastGroup Properties, Inc. 101,750
7,989 Essential Properties Realty Trust,
Inc. 212,987
1,573 Extra Space Storage, Inc. 231,231
20,839 Healthcare Realty Trust, Inc. 294,872
16,046 Independence Realty Trust, Inc. 258,822
3,084 Invitation Homes, Inc. 109,821
1,644 Kite Realty Group Trust 35,642
10,656 National Storage Affiliates Trust 417,289
502 NNN REIT, Inc. 21,455
2,903 Phillips Edison and Company, Inc. 104,131
3,526 SBA Communications Corporation 764,084
791 STAG Industrial, Inc. 30,406
3,141 Terreno Realty Corporation 208,562
Total 4,835,833
Utilities (0.5%)
2,171 ALLETE, Inc. 129,479
8,022 Alliant Energy Corporation 404,309
648 American Water Works Company,
Inc. 79,192
13,939 CenterPoint Energy, Inc. 397,122
3,168 Constellation Energy Corporation 585,605
4,962 Duke Energy Corporation 479,875
3,944 Entergy Corporation 416,802
7,777 Evergy, Inc. 415,136
15,279 NiSource, Inc. 422,617
1,796 Northwestern Energy Group, Inc. 91,470
3,716 Portland General Electric
Company 156,072
6,037 Public Service Enterprise Group,
Inc. 403,151
2,468 Spire, Inc. 151,461
3,026 UGI Corporation 74,258
6,873 Xcel Energy, Inc. 369,424
Total 4,575,973
Total Common Stock
(cost $103,938,445) 153,200,818
Shares
Registered Investment
Companies ( 10.3% ) Value
U.S. Affiliated  (8.8%)
9,496,596 Thrivent Core Emerging Markets
Debt Fund 76,542,563
1,171,355 Thrivent Core International Equity
Fund 12,463,217
Total 89,005,780
U.S. Unaffiliated  (1.5%)
90,022 Aberdeen Asia-Pacific Income
Fund, Inc. 252,062
31,250 AllianceBernstein Global High
Income Fund, Inc. 331,875
43,450 Allspring Income Opportunities
Fund 288,508
9,162 BlackRock Core Bond Trust 98,950

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (10.3%) Value
U.S. Unaffiliated  (1.5%)- continued
33,485 BlackRock Corporate High Yield
Fund, Inc. $ 327,818
31,155 BlackRock Credit Allocation
Income Trust 333,047
4,344 BlackRock Debt Strategies Fund,
Inc. 48,045
4,000 BlackRock Enhanced Equity
Dividend Trust 33,000
31,092 BlackRock Enhanced Global
Dividend Trust 325,222
15,600 BlackRock Enhanced International
Dividend Trust 86,268
1,025 BlackRock Floating Rate Income
Strategies Fund, Inc. 13,243
6,166 BlackRock Income Trust, Inc. 73,375
11,297 BlackRock Multi-Sector Income
Trust 179,396
24,550 Blackstone Strategic Credit 2027
Term Fund 292,145
34,123 Eaton Vance Limited Duration
Income Fund 332,699
8,010 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 65,361
24,173 First Trust High Income Long/Short
Fund 288,384
6,825 Invesco Dynamic Credit
Opportunities Fund
d
71,910
1,672 iShares Biotechnology ETF 229,432
13,731 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
1,495,581
24,787 iShares Preferred and Income
Securities ETF 798,885
66,150 Nuveen Credit Strategies Income
Fund 368,455
17,161 Nuveen Preferred Income
Opportunities Fund 123,388
28,182 PGIM Global High Yield Fund, Inc. 337,057
28,708 PGIM High Yield Bond Fund, Inc. 372,917
7,427 Pimco Dynamic Income Fund
f
143,267
6,410 SPDR Bloomberg High Yield Bond
ETF
f
610,232
4,712 SPDR S&P Biotech ETF
f
447,122
2,007 Tri-Continental Corporation 61,816
49,336 Vanguard Intermediate-Term
Corporate Bond ETF 3,972,041
14,250 Vanguard Short-Term Corporate
Bond ETF 1,101,667
11,500 Virtus Convertible & Income Fund 38,410
17,103 Virtus Dividend, Interest &
Premium Strategy Fund 218,576
2,300 Virtus Equity & Convertible Income
Fund 51,497
44,194 Voya Global Equity Dividend &
Premium Opportunity Fund 234,228
68,335 Western Asset High Income
Opportunity Fund, Inc. 266,506
Total 14,312,385
Total Registered Investment
Companies (cost $115,181,439) 103,318,165
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
18,550,316 Thrivent Cash Management Trust $ 18,550,316
Total Collateral Held for
Securities Loaned
(cost $18,550,316) 18,550,316
Shares Preferred Stock ( 1.1% ) Value
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
i
709,380
15,250 Telephone and Data Systems, Inc.,
6.000%
i
243,848
Total 953,228
Energy (<0.1%)
6,975 Energy Transfer, LP, 7.600%
c,i
176,468
6,317 Nustar Logistics, LP, 12.310%
c
158,683
1,110 UGI Corporation, Convertible,
7.250% 64,535
Total 399,686
Financials (0.9%)
10,000 Aegon Funding Corporation II,
5.100% 216,700
20,000 Allstate Corporation, 5.100%
i
448,800
14,350 Apollo Global Management, Inc.,
Convertible, 6.750% 914,812
28,275 Bank of America Corporation,
4.250%
i
559,845
839 Bank of America Corporation,
Convertible, 7.250%
i
1,001,548
19,925 Capital One Financial Corporation,
5.000%
i
407,665
9,000 Equitable Holdings, Inc., 5.250%
i
205,470
23,000 J.P. Morgan Chase & Company,
4.200%
i
463,680
16,250 J.P. Morgan Chase & Company,
4.750%
i
364,975
15,950 KeyCorp, 6.200%
c,i
365,414
13,050 Morgan Stanley, 4.250%
i
262,827
10,400 Morgan Stanley, 5.850%
c,i
259,896
13,084 Morgan Stanley, 7.125%
c,i
330,371
14,525 Public Storage, 4.125%
i
281,640
5,025 Public Storage, 4.625%
i
107,485
1,275 Public Storage, 4.700%
i
27,400
3,900 Regions Financial Corporation,
5.700%
c,i
92,040
3,500 Synovus Financial Corporation,
5.875%
c,i
86,240
13,100 U.S. Bancorp, 4.000%
f,i
246,935
21,000 Wells Fargo & Company, 4.250%
i
409,290
11,800 Wells Fargo & Company, 4.750%
i
256,060
1,023 Wells Fargo & Company,
Convertible, 7.500%
i
1,247,395
Total 8,556,488
Utilities (0.1%)
23,000 CMS Energy Corporation, 4.200%
i
467,820
16,587 NextEra Energy, Inc., Convertible,
6.926%
f
645,732
13,600 Southern Company, 4.950% 312,664
Total 1,426,216
Total Preferred Stock
(cost $12,510,823) 11,335,618

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 2.9% ) Value
Federal Home Loan Bank Discount
Notes
900,000 5.230%, 4/3/2024
l,m
$ 899,223
300,000 5.215%, 4/10/2024
l,m
299,439
800,000 5.205%, 4/12/2024
l,m
798,273
900,000 5.214%, 4/17/2024
l,m
897,410
1,000,000 5.210%, 5/21/2024
l,m
992,170
Thrivent Core Short-Term Reserve
Fund
2,444,118 5.590% 24,441,179
U.S. Treasury Bills
200,000 5.203%, 4/18/2024
l,n
199,503
400,000 5.232%, 5/16/2024
l,n
397,386
Total Short-Term Investments
(cost $28,924,139) 28,924,583
Total Investments (cost
$1,007,721,971) 101.5% $1,020,397,292
Other Assets and Liabilities, Net
(1.5%) (14,798,045)
Total Net Assets 100.0% $1,005,599,247
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $236,659,933 or 23.5%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.
c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of March 28, 2024 was $16,500 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 150,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 15,312,189
Common Stock 2,697,298
Total lending $18,009,487
Gross amount payable upon return of
collateral for securities loaned $18,550,316
Net amounts due to counterparty $540,829
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 54,682,356 – 53,182,356 1,500,000
Basic Materials 11,757,468 – 11,757,468 –
Capital Goods 21,337,799 – 21,337,799 –
Collateralized Mortgage Obligations 64,738,176 – 64,738,176 –
Commercial Mortgage-Backed Securities 6,138,034 – 6,138,034 –
Communications Services 26,367,295 – 26,367,295 –
Consumer Cyclical 36,584,953 – 36,584,953 –
Consumer Non-Cyclical 30,275,290 – 30,275,290 –
Energy 28,491,575 – 28,491,575 –
Financials 88,027,008 – 88,027,008 –
Foreign Government 199,897 – 199,897 –
Mortgage-Backed Securities 216,297,320 – 216,297,320 –
Technology 25,273,935 – 25,273,935 –
Transportation 6,470,583 – 6,470,583 –
U.S. Government & Agencies 65,657,911 – 65,657,911 –
Utilities 22,768,192 – 22,768,192 –
Common Stock
Communications Services 9,354,222 9,307,700 46,522 –
Consumer Discretionary 16,642,141 16,642,141 – –
Consumer Staples 8,419,484 8,419,484 – –
Energy 8,271,817 8,271,817 – –
Financials 25,032,647 25,032,647 – –
Health Care 17,377,464 17,377,464 – –
Industrials 21,670,784 21,112,879 557,905 –
Information Technology 30,834,463 30,053,316 781,147 –
Materials 6,185,990 5,960,343 225,647 –
Real Estate 4,835,833 4,835,833 – –
Utilities 4,575,973 4,575,973 – –
Registered Investment Companies
U.S. Unaffiliated 14,312,385 14,240,475 – 71,910
Preferred Stock
Communications Services 953,228 – 953,228 –
Energy 399,686 335,151 64,535 –
Financials 8,556,488 5,271,361 3,285,127 –
Utilities 1,426,216 1,426,216 – –
Short-Term Investments 4,483,404 – 4,483,404 –
Subtotal Investments in Securities $888,400,017 $172,862,800 $713,965,307 $1,571,910
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 89,005,780
Affiliated Short-Term Investments 24,441,179
Collateral Held for Securities Loaned 18,550,316
Subtotal Other Investments $131,997,275
Total Investments at Value $1,020,397,292
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Diversified Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 853,736 853,736 – –
Total Asset Derivatives $853,736 $853,736 $– $–
Liability Derivatives
Futures Contracts 933,228 933,228 – –
Credit Default Swaps 32,278 – 32,278 –
Total Liability Derivatives $965,506 $933,228 $32,278 $–

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Diversified Income Plus Fund's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$3,886,515 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 52 June 2024 $ 10,645,917 ( $ 12,730)
CME E-mini S&P 500 Index 158 June 2024 41,278,167 658,983
ICE mini MSCI EAFE Index 186 June 2024 21,969,494 (48,464)
ICE US mini MSCI Emerging Markets Index 58 June 2024 3,050,443 (8,343)
Total Futures Long Contracts $ 76,944,021 $ 589,446
CME E-mini Russell 2000 Index (189) June 2024 ( $ 19,951,231) ( $ 327,524)
CME E-mini S&P Mid-Cap 400 Index (32) June 2024 (9,594,743) (252,937)
CME Euro Foreign Exchange Currency (90) June 2024 (12,368,940) 194,753
Eurex Euro STOXX 50 Index (231) June 2024 (12,297,150) (283,230)
Total Futures Short Contracts ( $ 54,212,064) ($668,938)
Total Futures Contracts $ 22,731,957 ($79,492)
The following table presents Diversified Income Plus Fund's swaps contracts held as of March 28, 2024. Investments totaling $596,889 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 11,735,000 $ – ( $ 32,278) ( $ 32,278)
Total Credit Default Swaps $– ($32,278) ($32,278)
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Diversified Income Plus Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $79,693 $1,161 $5,000 $76,543 9,497 7.6%
Core International Equity 11,854 – – 12,463 1,171 1.2
Total U.S. Affiliated Registered Investment
Companies 91,547 89,006 8.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 42,446 92,734 110,739 24,441 2,444 2.4
Total Affiliated Short-Term Investments 42,446 24,441 2.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   25,760 88,062 95,272 18,550 18,550 1.9
Total Collateral Held for Securities Loaned 25,760 18,550 1.9
Total Value $159,753 $131,997
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,178) $1,867 $– $1,160
Core International Equity – 609 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 384
Total Income/Non Cash Income from Affiliated Investments $1,544
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total ($1,178) $2,476 $–

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 74.4% ) Value
Basic Materials (1.8%)
ATI, Inc.
$ 33,000 7.250%,  8/15/2030 $ 34,110
ATI, Inc., Convertible
11,000 3.500%,  6/15/2025 36,459
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
6,000 8.750%,  7/15/2026
a
5,534
Cascades, Inc./Cascades USA,
Inc.
40,000 5.125%,  1/15/2026
a
39,208
Chemours Company
60,000 5.750%,  11/15/2028
a
55,326
Cleveland-Cliffs, Inc.
27,000 5.875%,  6/1/2027 26,952
40,000 4.625%,  3/1/2029
a
37,288
Consolidated Energy Finance SA
83,000 5.625%,  10/15/2028
a
69,657
First Quantum Minerals, Ltd.
76,000 6.875%,  10/15/2027
a
72,866
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,027
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
43,589
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
40,000 9.000%,  7/1/2028
a
39,460
Innophos Holdings, Inc.
15,000 9.375%,  2/15/2028
a
12,511
Mercer International, Inc.
18,000 5.125%,  2/1/2029 15,822
Methanex Corporation
23,000 4.250%,  12/1/2024 22,801
Mineral Resources, Ltd.
10,000 9.250%,  10/1/2028
a
10,532
Novelis Corporation
35,000 3.250%,  11/15/2026
a
32,612
20,000 4.750%,  1/30/2030
a
18,452
15,000 3.875%,  8/15/2031
a
12,885
Olin Corporation
41,000 5.125%,  9/15/2027 40,052
25,000 5.625%,  8/1/2029 24,684
Peabody Energy Corporation,
Convertible
14,000 3.250%,  3/1/2028
b
19,747
SCIL IV, LLC/SCIL USA Holdings,
LLC
31,000 5.375%,  11/1/2026
a
30,086
SNF Group SACA
50,000 3.375%,  3/15/2030
a
43,281
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
50,703
Taseko Mines, Ltd.
53,000 7.000%,  2/15/2026
a
53,217
Tronox, Inc.
15,000 4.625%,  3/15/2029
a
13,454
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
28,375
United States Steel Corporation
43,000 6.875%,  3/1/2029 43,412
Total 958,102
Principal
Amount Long-Term Fixed Income (74.4%) Value
Capital Goods (3.6%)
AAR Escrow Issuer, LLC
$ 35,000 6.750%,  3/15/2029
a
$ 35,269
Advanced Drainage Systems, Inc.
35,000 6.375%,  6/15/2030
a
35,181
Amsted Industries, Inc.
25,000 5.625%,  7/1/2027
a
24,624
15,000 4.625%,  5/15/2030
a
13,699
ARD Finance SA
20,000 6.500%,  6/30/2027
a
6,693
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
16,000 5.250%,  8/15/2027
a,b
10,080
37,000 5.250%,  8/15/2027
a,b
23,310
Bombardier, Inc.
42,000 7.875%,  4/15/2027
a
42,029
53,000 6.000%,  2/15/2028
a
52,135
Brand Industrial Services, Inc.
21,000 10.375%,  8/1/2030
a
22,736
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
23,855
Canpack SA/Canpack US, LLC
62,000 3.875%,  11/15/2029
a
54,867
Chart Industries, Inc.
53,000 7.500%,  1/1/2030
a
55,038
Chart Industries, Inc., Convertible
9,000 1.000%,  11/15/2024 25,262
Clean Harbors, Inc.
35,000 6.375%,  2/1/2031
a
35,257
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,993
17,000 8.750%,  4/15/2030
a
16,703
Cornerstone Building Brands, Inc.
43,000 6.125%,  1/15/2029
a
38,328
Covanta Holding Corporation
40,000 4.875%,  12/1/2029
a
35,850
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
a,b
46,925
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 52,456
Fluor Corporation, Convertible
34,000 1.125%,  8/15/2029
a
38,233
GFL Environmental, Inc.
57,000 4.000%,  8/1/2028
a
52,536
26,000 3.500%,  9/1/2028
a
23,816
Greenbrier Companies, Inc.,
Convertible
19,000 2.875%,  4/15/2028
b
21,058
H&E Equipment Services, Inc.
84,000 3.875%,  12/15/2028
a
76,901
Mauser Packaging Solutions
Holding Company
30,000 9.250%,  4/15/2027
a,b
29,761
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
9,000 6.750%,  4/1/2032
a
9,031
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
22,087
Mueller Water Products, Inc.
32,000 4.000%,  6/15/2029
a
29,025
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
a
56,766

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Capital Goods (3.6%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 54,000 5.250%,  7/15/2028
a
$ 51,731
OI European Group BV
60,000 4.750%,  2/15/2030
a
55,242
Owens-Brockway Glass Container,
Inc.
27,000 6.625%,  5/13/2027
a
27,015
Pactiv Evergreen Group
40,000 4.375%,  10/15/2028
a
37,315
Patrick Industries, Inc., Convertible
10,000 1.750%,  12/1/2028 12,910
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
50,771
Rolls-Royce plc
23,000 5.750%,  10/15/2027
a
23,063
Sealed Air Corporation
44,000 6.125%,  2/1/2028
a
44,091
Smyrna Ready Mix Concrete, LLC
44,000 8.875%,  11/15/2031
a
47,031
Spirit AeroSystems, Inc.
46,000 9.750%,  11/15/2030
a
51,454
SRM Escrow Issuer, LLC
27,000 6.000%,  11/1/2028
a
26,389
Summit Materials, LLC/Summit
Materials Finance Corporation
12,000 7.250%,  1/15/2031
a
12,473
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
a,b
29,964
TransDigm, Inc.
52,000 5.500%,  11/15/2027 50,895
19,000 4.875%,  5/1/2029 17,674
53,000 7.125%,  12/1/2031
a
54,620
41,000 6.625%,  3/1/2032
a
41,422
Triumph Group, Inc.
40,000 9.000%,  3/15/2028
a
42,169
Trivium Packaging Finance
15,000 5.500%,  8/15/2026
a
14,790
18,000 8.500%,  8/15/2027
a
17,775
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,121
30,000 4.000%,  7/15/2030 27,302
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,773
WESCO Distribution, Inc.
29,000 7.250%,  6/15/2028
a
29,607
14,000 6.375%,  3/15/2029
a
14,144
10,000 6.625%,  3/15/2032
a
10,162
Total 1,890,407
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
12,738
3.644%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
11,069
Residential Accredit Loans, Inc.
Trust
38,076
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 28,953
Total 40,022
Principal
Amount Long-Term Fixed Income (74.4%) Value
Communications Services (4.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 45,000 10.500%,  2/15/2028
a
$ 20,858
Altice Financing SA
37,000 5.750%,  8/15/2029
a
29,646
Altice France SA/France
29,000 5.125%,  7/15/2029
a
19,605
75,000 5.500%,  10/15/2029
a
50,905
AMC Networks, Inc.
25,000 4.750%,  8/1/2025
b
24,968
8,000 10.250%,  1/15/2029
a,d
8,058
Cable One, Inc., Convertible
11,000 1.125%,  3/15/2028 8,257
CCO Holdings, LLC/CCO Holdings
Capital Corporation
89,000 6.375%,  9/1/2029
a
84,433
30,000 4.750%,  3/1/2030
a
25,759
23,000 4.250%,  2/1/2031
a
18,783
128,000 4.750%,  2/1/2032
a
104,464
55,000 4.250%,  1/15/2034
a
41,517
CenterPoint Energy, Inc.,
Convertible
622 3.369%,  9/15/2029 20,059
Cimpress plc
33,000 7.000%,  6/15/2026 33,030
Clear Channel Outdoor Holdings,
Inc.
52,000 7.500%,  6/1/2029
a,b
43,006
Clear Channel Worldwide
Holdings, Inc.
60,000 5.125%,  8/15/2027
a,b
56,558
Connect Finco SARL/Connect US
Finco, LLC
27,000 6.750%,  10/1/2026
a
26,467
CSC Holdings, LLC
52,000 5.375%,  2/1/2028
a
44,726
16,000 11.750%,  1/31/2029
a
16,025
61,000 6.500%,  2/1/2029
a
51,686
64,000 5.750%,  1/15/2030
a
33,880
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
87,000 5.875%,  8/15/2027
a
82,305
DISH DBS Corporation
20,000 5.875%,  11/15/2024
b
19,162
21,000 5.250%,  12/1/2026
a,b
16,536
21,000 7.375%,  7/1/2028 10,110
29,000 5.750%,  12/1/2028
a,b
19,930
31,000 5.125%,  6/1/2029 12,930
DISH Network Corporation
17,000 11.750%,  11/15/2027
a
17,356
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
55,184
40,000 6.750%,  5/1/2029
a
35,648
16,000 8.750%,  5/15/2030
a
16,371
GCI, LLC
45,000 4.750%,  10/15/2028
a
41,261
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a
32,792
16,000 5.375%,  11/15/2031
a
10,491
iHeartCommunications, Inc.
35,000 6.375%,  5/1/2026 29,858
Iliad Holding SASU
53,000 6.500%,  10/15/2026
a
52,504

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Communications Services (4.5%) - continued
LCPR Senior Secured Financing
DAC
$ 63,000 6.750%,  10/15/2027
a
$ 59,127
Level 3 Financing, Inc.
50,000 4.625%,  9/15/2027
a,b
33,250
49,000 4.250%,  7/1/2028
a
23,030
28,000 10.500%,  5/15/2030
a,b
28,630
McGraw-Hill Education, Inc.
40,000 8.000%,  8/1/2029
a
37,597
News Corporation
51,000 3.875%,  5/15/2029
a
46,637
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
20,000 4.625%,  3/15/2030
a,b
17,937
Paramount Global
50,000 6.250%,  2/28/2057
c
43,976
100,000 6.375%,  3/30/2062
c
92,397
Playtika Holding Corporation
50,000 4.250%,  3/15/2029
a
43,286
Rogers Communications, Inc.
80,000 5.250%,  3/15/2082
a,b,c
76,679
Scripps Escrow II, Inc.
14,000 5.375%,  1/15/2031
a
8,614
Sinclair Television Group, Inc.
52,000 4.125%,  12/1/2030
a
37,875
Sirius XM Radio, Inc.
44,000 5.000%,  8/1/2027
a
42,332
25,000 4.000%,  7/15/2028
a
22,872
30,000 4.125%,  7/1/2030
a
26,225
TEGNA, Inc.
15,000 4.750%,  3/15/2026
a
14,706
50,000 4.625%,  3/15/2028 45,733
Telecom Italia Capital SA
35,000 6.000%,  9/30/2034 32,013
Telecom Italia SPA/Milano
23,000 5.303%,  5/30/2024
a
22,875
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
10,400
10,000 6.500%,  10/15/2027
a
4,000
Uniti Group, Inc., Convertible
12,000 7.500%,  12/1/2027
a
12,480
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
44,000 4.750%,  4/15/2028
a
38,417
26,000 6.500%,  2/15/2029
a
20,151
Univision Communications, Inc.
51,000 4.500%,  5/1/2029
a
45,576
Urban One, Inc.
9,000 7.375%,  2/1/2028
a
7,637
Viasat, Inc.
23,000 6.500%,  7/15/2028
a,b
17,761
Virgin Media Finance plc
19,000 5.000%,  7/15/2030
a
16,077
Virgin Media Secured Finance plc
39,000 5.500%,  5/15/2029
a
36,058
Vodafone Group plc
88,000 7.000%,  4/4/2079
c
90,771
VZ Secured Financing BV
40,000 5.000%,  1/15/2032
a
34,344
YPSO Finance BIS SA
29,000 10.500%,  5/15/2027
a
10,851
Principal
Amount Long-Term Fixed Income (74.4%) Value
Communications Services (4.5%) - continued
Zayo Group Holdings, Inc.
$ 17,000 4.000%,  3/1/2027
a
$ 13,993
Ziggo Bond Company BV
18,000 5.125%,  2/28/2030
a,b
15,415
Total 2,344,850
Consumer Cyclical (5.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
72,000 4.375%,  1/15/2028
a
68,107
Adient Global Holdings, Ltd.
25,000 8.250%,  4/15/2031
a,b
26,381
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
11,000 6.625%,  7/15/2026
a
10,993
35,000 6.000%,  6/1/2029
a,b
30,115
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
50,000 4.625%,  6/1/2028
a
45,659
30,000 4.625%,  6/1/2028
a
27,269
Allison Transmission, Inc.
25,000 3.750%,  1/30/2031
a
21,813
AMC Entertainment Holdings, Inc.
11,000 7.500%,  2/15/2029
a
7,347
American Axle & Manufacturing,
Inc.
74,000 6.500%,  4/1/2027
b
73,749
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
8,000 7.000%,  4/15/2030
a
7,123
Arches Buyer, Inc.
31,000 6.125%,  12/1/2028
a
25,968
Arko Corporation
32,000 5.125%,  11/15/2029
a
26,486
Asbury Automotive Group, Inc.
25,000 5.000%,  2/15/2032
a
22,651
Ashton Woods USA, LLC/Ashton
Woods Finance Company
30,000 4.625%,  8/1/2029
a
27,672
28,000 4.625%,  4/1/2030
a
25,583
Beazer Homes USA, Inc.
10,000 7.500%,  3/15/2031
a
10,099
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 5,147
Booking Holdings, Inc.,
Convertible
12,000 0.750%,  5/1/2025 23,160
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
45,947
Boyne USA, Inc.
20,000 4.750%,  5/15/2029
a
18,539
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
32,000 6.250%,  9/15/2027
a
31,306
Burlington Stores, Inc., Convertible
20,000 2.250%,  4/15/2025 23,388
9,000 1.250%,  12/15/2027
a
11,457
Caesars Entertainment, Inc.
12,000 8.125%,  7/1/2027
a
12,290
99,000 4.625%,  10/15/2029
a
90,275
18,000 6.500%,  2/15/2032
a
18,159

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Consumer Cyclical (5.7%) - continued
Carnival Corporation
$ 55,000 7.625%,  3/1/2026
a
$ 55,647
60,000 5.750%,  3/1/2027
a
59,384
8,000 6.000%,  5/1/2029
a
7,894
Carvana Company
24,000
0.000%,PIK 12.000%,
12/1/2028
a,e
23,466
Cedar Fair, LP
43,000 5.250%,  7/15/2029 40,761
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
23,799
21,000 6.750%,  5/1/2031
a
21,117
Cinemark USA, Inc.
43,000 5.875%,  3/15/2026
a
42,454
Clarios Global, LP/Clarios US
Finance Company, Inc.
22,000 8.500%,  5/15/2027
a
22,033
Dana, Inc.
22,000 4.500%,  2/15/2032 19,015
eG Global Finance plc
7,000 12.000%,  11/30/2028
a
7,441
Expedia Group, Inc., Convertible
30,000 Zero Coupon,  2/15/2026 27,630
Ford Motor Company, Convertible
46,000 Zero Coupon,  3/15/2026 47,541
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
38,200
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
c,f
47,943
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029
b
37,345
Hanesbrands, Inc.
16,000 4.875%,  5/15/2026
a
15,578
16,000 9.000%,  2/15/2031
a,b
16,439
Hilton Domestic Operating
Company, Inc.
23,000 3.625%,  2/15/2032
a
19,803
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
37,000 5.000%,  6/1/2029
a
34,506
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 68,819
International Game Technology plc
46,000 5.250%,  1/15/2029
a
44,445
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
31,085
KB Home
45,000 4.800%,  11/15/2029 42,950
L Brands, Inc.
80,000 6.625%,  10/1/2030
a
81,720
10,000 6.875%,  11/1/2035 10,226
Light & Wonder International, Inc.
46,000 7.250%,  11/15/2029
a
47,222
Live Nation Entertainment, Inc.
31,000 4.750%,  10/15/2027
a
29,600
Live Nation Entertainment, Inc.,
Convertible
16,000 2.000%,  2/15/2025
b
17,710
32,000 3.125%,  1/15/2029
b
38,381
Macy's Retail Holdings, LLC
40,000 5.875%,  4/1/2029
a,b
39,241
Principal
Amount Long-Term Fixed Income (74.4%) Value
Consumer Cyclical (5.7%) - continued
$ 14,000 6.125%,  3/15/2032
a
$ 13,570
Marriott Vacations Worldwide
Corporation, Convertible
21,000 Zero Coupon,  1/15/2026 19,897
24,000 3.250%,  12/15/2027 22,512
Mattamy Group Corporation
47,000 5.250%,  12/15/2027
a
45,569
Michaels Companies, Inc.
13,000 5.250%,  5/1/2028
a
11,077
10,000 7.875%,  5/1/2029
a
7,502
NCL Corporation, Ltd.
37,000 5.875%,  3/15/2026
a
36,525
35,000 5.875%,  2/15/2027
a
34,580
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a,b
30,098
PetSmart, Inc./PetSmart Finance
Corporation
65,000 4.750%,  2/15/2028
a
60,856
33,000 7.750%,  2/15/2029
a
32,127
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
62,000 5.750%,  4/15/2026
a
61,819
44,000 6.250%,  1/15/2028
a
43,101
QVC, Inc.
9,000 4.375%,  9/1/2028 7,213
Raising Cane's Restaurants, LLC
19,000 9.375%,  5/1/2029
a
20,534
Rakuten Group, Inc.
21,000 11.250%,  2/15/2027
a
22,249
Real Hero Merger Sub 2, Inc.
25,000 6.250%,  2/1/2029
a,b
21,905
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
16,000 5.750%,  1/15/2029
a,b
11,330
Royal Caribbean Cruises, Ltd.
61,000 4.250%,  7/1/2026
a
58,868
37,000 9.250%,  1/15/2029
a
39,685
29,000 7.250%,  1/15/2030
a
30,130
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
5,000 6.625%,  3/1/2030
a
4,834
SeaWorld Parks and
Entertainment, Inc.
34,000 5.250%,  8/15/2029
a
32,023
Six Flags Theme Parks, Inc.
18,000 7.000%,  7/1/2025
a
18,026
Staples, Inc.
47,000 7.500%,  4/15/2026
a
45,871
16,000 10.750%,  4/15/2027
a
15,209
Station Casinos, LLC
39,000 4.625%,  12/1/2031
a
35,053
Tenneco, Inc.
47,000 8.000%,  11/17/2028
a
42,885
Tripadvisor, Inc.
12,000 7.000%,  7/15/2025
a
11,967
Uber Technologies, Inc.,
Convertible
22,000 Zero Coupon,  12/15/2025 24,695
27,000 0.875%,  12/1/2028
a
33,399
Vail Resorts, Inc., Convertible
31,000 Zero Coupon,  1/1/2026 28,365
Victoria's Secret & Company
33,000 4.625%,  7/15/2029
a
27,077

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Consumer Cyclical (5.7%) - continued
Viking Cruises, Ltd.
$ 40,000 5.875%,  9/15/2027
a
$ 39,245
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
46,769
Walgreens Boots Alliance, Inc.
24,000 3.200%,  4/15/2030 20,859
WASH Multifamily Acquisition, Inc.
15,000 5.750%,  4/15/2026
a,b
14,661
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
15,000 7.125%,  2/15/2031
a
15,523
Yum! Brands, Inc.
52,000 4.750%,  1/15/2030
a
49,320
ZF North America Capital, Inc.
29,000 7.125%,  4/14/2030
a
30,558
Total 2,963,564
Consumer Non-Cyclical (3.6%)
1375209 B.C., Ltd.
22,000 9.000%,  1/30/2028
a,b
21,560
AdaptHealth, LLC
61,000 4.625%,  8/1/2029
a
52,493
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
45,000 4.625%,  1/15/2027
a
43,551
45,000 3.500%,  3/15/2029
a
40,391
B&G Foods, Inc.
31,000 5.250%,  9/15/2027
b
28,967
Bausch + Lomb Corporation
10,000 8.375%,  10/1/2028
a
10,347
Bausch Health Companies, Inc.
28,000 5.500%,  11/1/2025
a
26,429
7,000 4.875%,  6/1/2028
a
3,820
51,000 11.000%,  9/30/2028
a
34,042
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
32,963
BioMarin Pharmaceutical, Inc.,
Convertible
21,000 1.250%,  5/15/2027
b
20,712
Catalent Pharma Solutions, Inc.
17,000 3.125%,  2/15/2029
a
16,245
Central Garden & Pet Company
65,000 4.125%,  10/15/2030 58,311
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,529
Chobani, LLC/Chobani Finance
Corporation, Inc.
60,000 4.625%,  11/15/2028
a
55,952
15,000 7.625%,  7/1/2029
a
15,206
CHS/Community Health Systems,
Inc.
18,000 5.625%,  3/15/2027
a
16,567
19,000 8.000%,  12/15/2027
a
18,638
50,000 6.000%,  1/15/2029
a
43,680
23,000 6.125%,  4/1/2030
a,b
16,586
25,000 5.250%,  5/15/2030
a
20,385
21,000 4.750%,  2/15/2031
a
16,207
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
64,000 4.750%,  1/15/2029
a
60,564
10,000 6.625%,  7/15/2030
a
10,155
Principal
Amount Long-Term Fixed Income (74.4%) Value
Consumer Non-Cyclical (3.6%) - continued
Edgewell Personal Care Company
$ 45,000 5.500%,  6/1/2028
a
$ 43,987
Embecta Corporation
20,000 6.750%,  2/15/2030
a
17,329
Encompass Health Corporation
68,000 4.500%,  2/1/2028 64,765
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
13,893
40,000 4.375%,  3/31/2029
a
35,843
Envista Holdings Corporation,
Convertible
13,000 1.750%,  8/15/2028
a
11,432
Fortrea Holdings, Inc.
14,000 7.500%,  7/1/2030
a
14,452
Grifols SA
47,000 4.750%,  10/15/2028
a,b
38,886
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
7,000 7.875%,  9/1/2025
a
6,999
HLF Financing SARL, LLC/
Herbalife International, Inc.
51,000 4.875%,  6/1/2029
a
35,445
Integer Holdings Corporation,
Convertible
28,000 2.125%,  2/15/2028 40,404
Jazz Investments I, Ltd.,
Convertible
29,000 2.000%,  6/15/2026 28,721
Jazz Securities DAC
31,000 4.375%,  1/15/2029
a
28,878
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
15,000 9.000%,  2/15/2029
a
15,207
Legacy LifePoint Health, LLC
20,000 4.375%,  2/15/2027
a
19,058
LifePoint Health, Inc.
11,000 9.875%,  8/15/2030
a
11,506
20,000 11.000%,  10/15/2030
a
21,376
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,130
ModivCare Escrow Issuer, Inc.
17,000 5.000%,  10/1/2029
a
12,327
ModivCare, Inc.
13,000 5.875%,  11/15/2025
a
12,660
Mozart Debt Merger Sub, Inc.
41,000 3.875%,  4/1/2029
a
37,318
41,000 5.250%,  10/1/2029
a
38,752
Organon & Company/Organon
Foreign Debt Co-Issuer BV
48,000 4.125%,  4/30/2028
a
44,731
28,000 5.125%,  4/30/2031
a
24,895
Owens & Minor, Inc.
45,000 6.625%,  4/1/2030
a,b
44,663
Perrigo Finance Unlimited
Company
23,000 4.375%,  3/15/2026 22,380
27,000 3.150%,  6/15/2030 24,820
Post Holdings, Inc.
37,000 4.500%,  9/15/2031
a
33,281
Post Holdings, Inc., Convertible
23,000 2.500%,  8/15/2027 25,863

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Consumer Non-Cyclical (3.6%) - continued
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
$ 20,000 9.750%,  12/1/2026
a
$ 20,027
Scotts Miracle-Gro Company
19,000 4.500%,  10/15/2029 17,195
Sigma Holdco BV
22,000 7.875%,  5/15/2026
a
21,120
Simmons Foods, Inc.
57,000 4.625%,  3/1/2029
a
50,372
Spectrum Brands, Inc.
22,000 5.000%,  10/1/2029
a
21,561
10,000 5.500%,  7/15/2030
a
9,794
Star Parent, Inc.
32,000 9.000%,  10/1/2030
a,b
33,866
Surgery Center Holdings, Inc.
17,000 7.250%,  4/15/2032
a,d
17,132
Tenet Healthcare Corporation
83,000 5.125%,  11/1/2027 81,185
62,000 6.125%,  10/1/2028
b
61,778
Teva Pharmaceutical Finance
Netherlands III BV
36,000 3.150%,  10/1/2026 33,656
Topgolf Callaway Brands
Corporation, Convertible
10,000 2.750%,  5/1/2026 11,430
Triton Water Holdings, Inc.
28,000 6.250%,  4/1/2029
a
25,503
Winnebago Industries, Inc.,
Convertible
18,000 3.250%,  1/15/2030
a
19,449
Total 1,896,369
Energy (5.7%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
33,000 5.375%,  6/15/2029
a
31,735
Antero Resources Corporation
19,000 5.375%,  3/1/2030
a
18,247
Archrock Partners, LP/Archrock
Partners Finance Corporation
65,000 6.250%,  4/1/2028
a
64,313
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
29,000 8.250%,  12/31/2028
a
29,791
Baytex Energy Corporation
34,000 8.500%,  4/30/2030
a
35,502
Borr IHC, Ltd./Borr Finance, LLC
37,000 10.375%,  11/15/2030
a
38,480
BP Capital Markets plc
93,000 6.450%,  12/1/2033
c,f
96,310
Buckeye Partners, LP
21,000 4.500%,  3/1/2028
a
19,950
Chesapeake Energy Corporation
26,000 6.750%,  4/15/2029
a
26,279
Civitas Resources, Inc.
19,000 8.375%,  7/1/2028
a
20,002
11,000 8.625%,  11/1/2030
a
11,812
41,000 8.750%,  7/1/2031
a
43,872
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
19,582
Principal
Amount Long-Term Fixed Income (74.4%) Value
Energy (5.7%) - continued
CNX Resources Corporation,
Convertible
$ 18,000 2.250%,  5/1/2026 $ 34,031
Comstock Resources, Inc.
20,000 6.750%,  3/1/2029
a
19,073
14,000 5.875%,  1/15/2030
a
12,679
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
41,000 5.500%,  6/15/2031
a
38,750
Crescent Energy Finance, LLC
17,000 9.250%,  2/15/2028
a
17,950
43,000 7.625%,  4/1/2032
a
43,331
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
17,000 8.625%,  3/15/2029
a
17,360
Diamond Foreign Asset Company/
Diamond Finance, LLC
13,000 8.500%,  10/1/2030
a
13,720
DT Midstream, Inc.
26,000 4.125%,  6/15/2029
a
23,903
10,000 4.375%,  6/15/2031
a
9,056
Enbridge, Inc.
110,000 7.375%,  1/15/2083
c
110,515
115,000 7.625%,  1/15/2083
c
118,019
Enerflex, Ltd.
32,000 9.000%,  10/15/2027
a
32,879
Energy Transfer, LP
135,000 6.750%,  5/15/2025
c,f
132,662
Enterprise Products Operating,
LLC
37,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
c
36,930
EQM Midstream Partners, LP
93,000 4.750%,  1/15/2031
a
86,486
Ferrellgas, LP/Ferrellgas Finance
Corporation
39,000 5.375%,  4/1/2026
a
38,155
Genesis Energy LP/Genesis
Energy Finance Corporation
51,000 8.875%,  4/15/2030 53,384
Harvest Midstream, LP
39,000 7.500%,  9/1/2028
a
39,543
Hess Midstream Operations, LP
31,000 5.625%,  2/15/2026
a
30,752
Hilcorp Energy I, LP/Hilcorp
Finance Company
24,000 5.750%,  2/1/2029
a
23,377
46,000 6.250%,  4/15/2032
a
45,365
Howard Midstream Energy
Partners, LLC
54,000 6.750%,  1/15/2027
a
53,877
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
50,193
Kodiak Gas Services, LLC
18,000 7.250%,  2/15/2029
a
18,335
Laredo Petroleum, Inc.
59,000 7.750%,  7/31/2029
a
59,487
MEG Energy Corporation
44,000 5.875%,  2/1/2029
a
43,235
Nabors Industries, Ltd.
45,000 7.250%,  1/15/2026
a
44,721
New Fortress Energy, Inc.
12,000 8.750%,  3/15/2029
a
11,954

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Energy (5.7%) - continued
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
$ 12,000 8.125%,  2/15/2029
a
$ 12,290
18,000 8.375%,  2/15/2032
a
18,452
Noble Finance II, LLC
36,000 8.000%,  4/15/2030
a
37,499
Northern Oil and Gas, Inc.
34,000 8.750%,  6/15/2031
a
35,903
Northern Oil and Gas, Inc.,
Convertible
18,000 3.625%,  4/15/2029 21,915
Northriver Midstream Finance, LP
17,000 5.625%,  2/15/2026
a
16,855
NuStar Logistics, LP
29,000 6.375%,  10/1/2030 29,187
PBF Holding Company, LLC/PBF
Finance Corporation
25,000 6.000%,  2/15/2028 24,600
Permian Resources Operating,
LLC
46,000 7.000%,  1/15/2032
a
47,721
Permian Resources Operating,
LLC, Convertible
9,000 3.250%,  4/1/2028 26,572
Pioneer Natural Resources
Company, Convertible
6,000 0.250%,  5/15/2025 17,164
Plains All American Pipeline, LP
60,000
9.679%,  (TSFR3M +
4.372%), 5/2/2024
b,c,f
59,621
Prairie Acquiror, LP
23,000 9.000%,  8/1/2029
a
23,677
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
49,907
Range Resources Corporation
28,000 4.750%,  2/15/2030
a
26,106
Rockcliff Energy II, LLC
36,000 5.500%,  10/15/2029
a
33,690
Rockies Express Pipeline, LLC
38,000 4.950%,  7/15/2029
a
35,514
SM Energy Company
18,000 6.625%,  1/15/2027 17,984
20,000 6.500%,  7/15/2028 20,086
Southwestern Energy Company
27,000 5.375%,  3/15/2030 25,986
25,000 4.750%,  2/1/2032 23,014
Sunoco, LP/Sunoco Finance
Corporation
10,000 5.875%,  3/15/2028 9,904
35,000 4.500%,  4/30/2030 32,050
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
58,000 5.500%,  1/15/2028
a
55,882
Talos Production, Inc.
9,000 9.000%,  2/1/2029
a
9,558
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
29,175
TransCanada Trust
165,000 5.300%,  3/15/2077
c
154,353
Transocean, Inc.
45,000 11.500%,  1/30/2027
a,b
46,900
Principal
Amount Long-Term Fixed Income (74.4%) Value
Energy (5.7%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 55,000 6.875%,  4/1/2026 $ 54,937
10,000 7.125%,  3/15/2029
a
10,125
Valaris, Ltd.
33,000 8.375%,  4/30/2030
a
34,041
Venture Global Calcasieu Pass,
LLC
80,000 3.875%,  8/15/2029
a
72,012
25,000 4.125%,  8/15/2031
a
22,230
Venture Global LNG, Inc.
70,000 8.375%,  6/1/2031
a
72,189
26,000 9.875%,  2/1/2032
a
28,021
Weatherford International, Ltd.
28,000 8.625%,  4/30/2030
a
29,231
Total 2,979,948
Financials (14.6%)
Acrisure, LLC/Acrisure Finance,
Inc.
23,000 6.000%,  8/1/2029
a
21,093
AerCap Holdings NV
90,000 5.875%,  10/10/2079
c
89,355
Air Lease Corporation
98,000 4.650%,  6/15/2026
c,f
92,531
Aircastle, Ltd.
60,000 5.250%,  6/15/2026
a,c,f
57,151
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
26,000 6.750%,  10/15/2027
a
25,616
21,000 6.750%,  4/15/2028
a
21,148
12,000 5.875%,  11/1/2029
a,b
11,148
14,000 7.000%,  1/15/2031
a
14,140
Ally Financial, Inc.
141,000 4.700%,  5/15/2026
c,f
120,884
9,000 6.700%,  2/14/2033 9,093
American Express Company
110,000 3.550%,  9/15/2026
c,f
101,817
AmWINS Group, Inc.
12,000 6.375%,  2/15/2029
a
12,065
36,000 4.875%,  6/30/2029
a
33,602
Arbor Realty Trust, Inc.,
Convertible
2,000 7.500%,  8/1/2025 1,959
BAC Capital Trust XIV
90,000
5.991%,  (TSFR3M +
0.662%), 4/17/2024
c,f
73,393
Bank of America Corporation
244,000 6.250%,  9/5/2024
c,f
244,278
110,000 6.100%,  3/17/2025
c,f
110,304
145,000 6.125%,  4/27/2027
c,f
145,396
Bank of Nova Scotia
69,000 4.900%,  6/4/2025
c,f
67,898
Blackstone Mortgage Trust, Inc.,
Convertible
8,000 5.500%,  3/15/2027 7,180
Bread Financial Holdings, Inc.
19,000 9.750%,  3/15/2029
a
19,773
Bread Financial Holdings, Inc.,
Convertible
12,000 4.250%,  6/15/2028
a,b
13,927

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Financials (14.6%) - continued
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
$ 11,000 4.500%,  4/1/2027
a
$ 10,040
Burford Capital Global Finance,
LLC
35,000 9.250%,  7/1/2031
a
37,043
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
c,f
44,414
Castlelake Aviation Finance DAC
24,000 5.000%,  4/15/2027
a
23,116
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
c,f
189,678
101,000 4.000%,  6/1/2026
c,f
94,493
15,000 5.000%,  6/1/2027
c,f
14,341
80,000 4.000%,  12/1/2030
c,f
67,500
Citigroup, Inc.
30,000 5.000%,  9/12/2024
c,f
29,815
85,000 4.000%,  12/10/2025
c,f
81,493
195,000 3.875%,  2/18/2026
c,f
184,036
65,000 4.150%,  11/15/2026
c,f
59,874
56,000 7.375%,  5/15/2028
b,c,f
58,227
99,000 7.625%,  11/15/2028
c,f
103,937
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
c,f
94,699
Coinbase Global, Inc., Convertible
45,000 0.500%,  6/1/2026
b
49,243
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,f
21,150
COPT Defense Properties, LP,
Convertible
7,000 5.250%,  9/15/2028
a
7,266
Corebridge Financial, Inc.
87,000 6.875%,  12/15/2052
c
87,104
Credit Acceptance Corporation
44,000 9.250%,  12/15/2028
a
47,326
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,c,f
44,880
Credit Suisse Group AG
55,000 7.250%,  9/12/2025
a,c,f,g
6,050
55,000 7.500%,  12/11/2028
*,c,f,g
6,050
Dai-ichi Life Insurance Company,
Ltd.
135,000 5.100%,  10/28/2024
a,c,f
133,774
Diversified Healthcare Trust
17,000 Zero Coupon,  1/15/2026
a
14,432
Drawbridge Special Opportunities
Fund, LP
61,000 3.875%,  2/15/2026
a
57,030
Enact Holdings, Inc.
31,000 6.500%,  8/15/2025
a
30,994
Encore Capital Group, Inc.,
Convertible
14,000 4.000%,  3/15/2029 13,090
Federal Realty OP, LP, Convertible
18,000 3.250%,  1/15/2029
a
17,469
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
c,f
101,135
FirstCash, Inc.
28,000 5.625%,  1/1/2030
a
26,607
Fortress Transportation and
Infrastructure Investors, LLC
12,000 6.500%,  10/1/2025
a
11,982
35,000 9.750%,  8/1/2027
a
36,240
Principal
Amount Long-Term Fixed Income (74.4%) Value
Financials (14.6%) - continued
Freedom Mortgage Corporation
$ 16,000 7.625%,  5/1/2026
a
$ 15,975
13,000 12.000%,  10/1/2028
a
14,170
Freedom Mortgage Holdings, LLC
12,000 9.250%,  2/1/2029
a
12,281
GGAM Finance, Ltd.
15,000 8.000%,  6/15/2028
a
15,665
12,000 6.875%,  4/15/2029
a
12,045
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
43,000 3.750%,  12/15/2027
a
36,795
goeasy, Ltd.
25,000 9.250%,  12/1/2028
a
26,655
Goldman Sachs Group, Inc.
80,000 5.500%,  8/10/2024
c,f
79,316
80,000 3.650%,  8/10/2026
c,f
73,069
130,000 4.125%,  11/10/2026
c,f
120,663
Hartford Financial Services Group,
Inc.
120,000
7.694%,  (TSFR3M +
2.387%), 2/12/2047
a,c
106,751
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
1,000 Zero Coupon,  5/1/2025
a
1,021
20,000 3.750%,  8/15/2028
a
23,576
HSBC Holdings plc
46,000 6.375%,  3/30/2025
c,f
45,674
50,000 4.600%,  12/17/2030
c,f
42,299
HUB International, Ltd.
54,000 5.625%,  12/1/2029
a,b
50,632
13,000 7.375%,  1/31/2032
a
13,088
Huntington Bancshares, Inc./OH
130,000 4.450%,  10/15/2027
c,f
117,806
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
20,000 6.375%,  12/15/2025 19,838
20,000 6.250%,  5/15/2026 19,307
35,000 5.250%,  5/15/2027 31,631
Intesa Sanpaolo SPA
18,000 4.198%,  6/1/2032
a,c
15,049
J.P. Morgan Chase & Company
25,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,f
24,957
145,000 5.000%,  8/1/2024
c,f
144,526
100,000 4.600%,  2/1/2025
c,f
98,311
100,000 3.650%,  6/1/2026
c,f
94,974
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
16,000 5.000%,  8/15/2028
a
14,713
Jefferson Capital Holdings, LLC
12,000 6.000%,  8/15/2026
a
11,775
30,000 9.500%,  2/15/2029
a
30,709
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
15,000 4.250%,  2/1/2027
a
14,034
26,000 4.750%,  6/15/2029
a
23,635
LD Holdings Group, LLC
11,000 6.125%,  4/1/2028
a
9,116
Lincoln National Corporation
100,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
80,020

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Financials (14.6%) - continued
M&T Bank Corporation
$ 129,000 3.500%,  9/1/2026
c,f
$ 98,944
Macquarie Airfinance Holdings,
Ltd.
29,000 6.400%,  3/26/2029
a
29,459
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,f
134,568
85,000 5.875%,  3/15/2028
c,f
84,742
116,000 6.400%,  12/15/2036 118,780
Molina Healthcare, Inc.
41,000 4.375%,  6/15/2028
a
38,541
MPT Operating Partnership, LP/
MPT Finance Corporation
13,000 5.250%,  8/1/2026 11,901
35,000 4.625%,  8/1/2029 26,861
Nationstar Mortgage Holdings,
Inc.
41,000 6.000%,  1/15/2027
a
40,418
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
17,000 4.500%,  9/30/2028
a
14,550
Nippon Life Insurance Company
260,000 5.100%,  10/16/2044
a,c
258,248
OneMain Finance Corporation
47,000 3.500%,  1/15/2027 43,630
39,000 3.875%,  9/15/2028 34,791
Osaic Holdings, Inc.
8,000 10.750%,  8/1/2027
a
8,271
Panther Escrow Issuer, LLC
41,000 7.125%,  6/1/2031
a,d
41,685
Park Intermediate Holdings, LLC
21,000 4.875%,  5/15/2029
a
19,528
Pebblebrook Hotel Trust,
Convertible
40,000 1.750%,  12/15/2026 35,876
PNC Financial Services Group,
Inc.
110,000 3.400%,  9/15/2026
c,f
96,144
66,000 6.200%,  9/15/2027
c,f
65,828
112,000 6.250%,  3/15/2030
c,f
108,547
PRA Group, Inc.
7,000 7.375%,  9/1/2025
a
6,988
44,000 8.375%,  2/1/2028
a
43,789
Provident Financing Trust I
30,000 7.405%,  3/15/2038 32,961
Prudential Financial, Inc.
84,000 6.750%,  3/1/2053
c
87,375
46,000 6.500%,  3/15/2054
c
46,636
25,000 3.700%,  10/1/2050
c
21,852
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,b,c,f
43,554
Quicken Loans, LLC
23,000 3.875%,  3/1/2031
a
20,038
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,915
Regions Financial Corporation
79,000 5.750%,  6/15/2025
c,f
77,825
RHP Hotel Properties, LP/RHP
Finance Corporation
29,000 7.250%,  7/15/2028
a
29,865
RLJ Lodging Trust, LP
20,000 3.750%,  7/1/2026
a
19,046
38,000 4.000%,  9/15/2029
a
33,498
Principal
Amount Long-Term Fixed Income (74.4%) Value
Financials (14.6%) - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 45,000 3.625%,  3/1/2029
a
$ 40,480
Service Properties Trust
14,000 7.500%,  9/15/2025 14,189
7,000 5.250%,  2/15/2026 6,772
17,000 8.625%,  11/15/2031
a
18,129
SLM Corporation
10,000 4.200%,  10/29/2025 9,758
Standard Chartered plc
45,000 6.000%,  7/26/2025
a,b,c,f
44,378
Starwood Property Trust, Inc.,
Convertible
17,000 6.750%,  7/15/2027
b
18,020
State Street Corporation
47,000 6.700%,  3/15/2029
c,f
47,692
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,c
151,428
Summit Hotel Properties, Inc.,
Convertible
16,000 1.500%,  2/15/2026 14,248
Synchrony Financial
15,000 7.250%,  2/2/2033 14,892
Toronto-Dominion Bank
60,000 8.125%,  10/31/2082
c
62,931
Truist Financial Corporation
175,000 5.100%,  3/1/2030
c,f
162,792
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,f
91,822
United Wholesale Mortgage, LLC
12,000 5.500%,  11/15/2025
a
11,892
33,000 5.500%,  4/15/2029
a
31,211
USB Realty Corporation
85,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,f
65,420
Ventas Realty, LP, Convertible
21,000 3.750%,  6/1/2026
a
20,958
Vornado Realty, LP
11,000 3.400%,  6/1/2031 8,706
Wells Fargo & Company
180,000 3.900%,  3/15/2026
c,f
171,257
100,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
97,425
102,000 7.625%,  9/15/2028
b,c,f
109,008
Welltower OP, LLC, Convertible
33,000 2.750%,  5/15/2028
a
36,732
XHR, LP
20,000 6.375%,  8/15/2025
a
20,025
23,000 4.875%,  6/1/2029
a
21,295
Total 7,606,469
Mortgage-Backed Securities (11.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
14,917 5.000%,  7/1/2053 14,650
667,095 5.500%,  7/1/2053 668,589
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,058,862 5.000%,  3/1/2053 2,985,083
904,470 4.500%,  8/1/2052 864,744
22,650 5.000%,  9/1/2052 22,154

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Mortgage-Backed Securities (11.1%) -
continued
$ 910,701 4.500%,  9/1/2053 $ 868,580
334,409 4.500%,  9/1/2053 320,556
Total 5,744,356
Technology (2.7%)
Akamai Technologies, Inc.,
Convertible
21,000 0.125%,  5/1/2025 24,769
10,000 0.375%,  9/1/2027 10,525
13,000 1.125%,  2/15/2029
a
13,331
AthenaHealth Group, Inc.
56,000 6.500%,  2/15/2030
a
51,219
Block, Inc., Convertible
7,000 0.125%,  3/1/2025
b
7,157
41,000 0.250%,  11/1/2027 34,173
Cloud Software Group, Inc.
78,000 6.500%,  3/31/2029
a
74,019
28,000 9.000%,  9/30/2029
a
26,855
CommScope, Inc.
25,000 7.125%,  7/1/2028
a
9,889
Consensus Cloud Solutions, Inc.
7,000 6.000%,  10/15/2026
a
6,653
CoreLogic, Inc.
9,000 4.500%,  5/1/2028
a
8,070
CSG Systems International, Inc.,
Convertible
21,000 3.875%,  9/15/2028
a
20,666
Dayforce, Inc., Convertible
10,000 0.250%,  3/15/2026 9,150
Euronet Worldwide, Inc.,
Convertible
17,000 0.750%,  3/15/2049 16,481
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,029
17,000 7.125%,  9/30/2030
a
17,466
Global Payments, Inc., Convertible
40,000 1.500%,  3/1/2031
a
42,280
II-VI, Inc.
16,000 5.000%,  12/15/2029
a
15,070
InterDigital, Inc., Convertible
32,000 3.500%,  6/1/2027 45,877
Iron Mountain, Inc.
20,000 4.875%,  9/15/2027
a
19,337
50,000 5.000%,  7/15/2028
a
47,834
45,000 4.875%,  9/15/2029
a
42,219
13,000 5.250%,  7/15/2030
a
12,298
50,000 4.500%,  2/15/2031
a
45,112
Lumentum Holdings, Inc.,
Convertible
46,000 0.500%,  6/15/2028
b
35,501
12,000 1.500%,  12/15/2029
a
11,274
McAfee Corporation
15,000 7.375%,  2/15/2030
a
13,756
Microchip Technology, Inc.,
Convertible
38,000 0.125%,  11/15/2024
b
40,318
NCR Atleos Corporation
12,000 9.500%,  4/1/2029
a
12,835
Neptune Bidco US, Inc.
29,000 9.290%,  4/15/2029
a
27,422
Principal
Amount Long-Term Fixed Income (74.4%) Value
Technology (2.7%) - continued
Newfold Digital Holdings Group,
Inc.
$ 9,000 11.750%,  10/15/2028
a
$ 9,742
ON Semiconductor Corporation,
Convertible
26,000 Zero Coupon,  5/1/2027 38,181
3,000 0.500%,  3/1/2029 2,952
Open Text Corporation
75,000 4.125%,  2/15/2030
a
67,191
Pitney Bowes, Inc.
7,000 6.875%,  3/15/2027
a
6,392
Progress Software Corporation,
Convertible
10,000 1.000%,  4/15/2026 10,350
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,791
40,000 4.000%,  2/15/2028
a
37,383
RingCentral, Inc.
32,000 8.500%,  8/15/2030
a
33,271
Seagate HDD Cayman
20,000 8.500%,  7/15/2031
a
21,613
36,050 9.625%,  12/1/2032 41,072
Semtech Corporation, Convertible
14,000 1.625%,  11/1/2027 13,763
4,000 4.000%,  11/1/2028
a
6,089
Sensata Technologies, Inc.
47,000 3.750%,  2/15/2031
a
40,655
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,668
SS&C Technologies, Inc.
41,000 5.500%,  9/30/2027
a
40,088
UKG, Inc.
30,000 6.875%,  2/1/2031
a
30,562
Verint Systems, Inc., Convertible
25,000 0.250%,  4/15/2026
b
23,438
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
32,604
Viavi Solutions, Inc., Convertible
14,000 1.625%,  3/15/2026 13,580
Vishay Intertechnology, Inc.,
Convertible
37,000 2.250%,  9/15/2030
a
35,335
Western Digital Corporation,
Convertible
41,000 3.000%,  11/15/2028
a
60,086
Xerox Holdings Corporation
4,000 5.000%,  8/15/2025
a
3,947
21,000 5.500%,  8/15/2028
a
19,120
Ziff Davis, Inc., Convertible
29,000 1.750%,  11/1/2026 27,440
Total 1,377,898
Transportation (0.9%)
Air Transport Services Group, Inc.,
Convertible
18,000 3.875%,  8/15/2029
a,b
14,891
American Airlines Group, Inc.
13,000 3.750%,  3/1/2025
a
12,639
American Airlines, Inc.
21,000 8.500%,  5/15/2029
a
22,186

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (74.4%) Value
Transportation (0.9%) - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 90,750 5.500%,  4/20/2026
a
$ 90,132
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
20,000 5.375%,  3/1/2029
a,b
18,640
Hawaiian Brand Intellectual
Property, Ltd.
23,000 5.750%,  1/20/2026
a
21,585
Hertz Corporation
17,000 4.625%,  12/1/2026
a
15,428
19,000 5.000%,  12/1/2029
a,b
14,683
Rand Parent, LLC
40,000 8.500%,  2/15/2030
a,b
39,610
RXO, Inc.
48,000 7.500%,  11/15/2027
a
49,260
Southwest Airlines Company,
Convertible
37,000 1.250%,  5/1/2025 37,444
Spirit Loyalty Cayman, Ltd.
10,000 8.000%,  9/20/2025
a
7,591
Stena International SA
25,000 7.250%,  1/15/2031
a
24,936
United Airlines, Inc.
47,000 4.375%,  4/15/2026
a
45,437
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
10,000 7.875%,  5/1/2027
a
8,454
50,000 6.375%,  2/1/2030
a,b
36,856
Total 459,772
U.S. Government & Agencies (17.0%)
U.S. Treasury Bonds
1,200,000 3.875%,  2/15/2043 1,109,297
U.S. Treasury Notes
1,200,000 4.750%,  7/31/2025 1,197,890
3,750,000 1.250%,  12/31/2026 3,442,676
2,955,000 1.375%,  11/15/2031 2,413,635
650,000 4.125%,  11/15/2032 645,557
Total 8,809,055
Utilities (3.1%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
57,301
Alliant Energy Corporation,
Convertible
15,000 3.875%,  3/15/2026 14,752
American Water Capital
Corporation, Convertible
17,000 3.625%,  6/15/2026
a
16,600
Calpine Corporation
38,000 4.500%,  2/15/2028
a
36,042
CenterPoint Energy, Inc.,
Convertible
28,000 4.250%,  8/15/2026
a
27,734
CMS Energy Corporation,
Convertible
20,000 3.375%,  5/1/2028
a
19,670
Dominion Energy, Inc.
50,000 4.350%,  1/15/2027
c,f
46,808
Duke Energy Corporation
123,000 3.250%,  1/15/2082
c
109,302
45,000 4.875%,  9/16/2024
c,f
44,608
Principal
Amount Long-Term Fixed Income (74.4%) Value
Utilities (3.1%) - continued
Duke Energy Corporation,
Convertible
$ 45,000 4.125%,  4/15/2026
a
$ 44,460
Edison International
47,000 7.875%,  6/15/2054
c
48,284
210,000 5.000%,  12/15/2026
c,f
198,955
Evergy, Inc., Convertible
29,000 4.500%,  12/15/2027
a
29,478
FirstEnergy Corporation,
Convertible
47,000 4.000%,  5/1/2026
a
46,718
NextEra Energy Capital Holdings,
Inc.
85,000 3.800%,  3/15/2082
c
77,115
NextEra Energy Operating
Partners, LP
55,000 3.875%,  10/15/2026
a
51,294
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,880
33,000 Zero Coupon,  11/15/2025
a,b
29,288
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,f
92,253
15,000 3.375%,  2/15/2029
a
13,326
20,000 5.250%,  6/15/2029
a
19,120
NRG Energy, Inc., Convertible
34,000 2.750%,  6/1/2048 56,253
PG&E Corporation
47,000 5.000%,  7/1/2028 45,264
PG&E Corporation, Convertible
39,000 4.250%,  12/1/2027
a
39,176
PPL Capital Funding, Inc.,
Convertible
28,000 2.875%,  3/15/2028 26,796
Sempra
115,000 4.125%,  4/1/2052
c
106,093
44,000 4.875%,  10/15/2025
c,f
43,052
Southern Company
90,000 3.750%,  9/15/2051
c
84,132
Southern Company, Convertible
49,000 3.875%,  12/15/2025 48,755
TerraForm Power Operating, LLC
55,000 5.000%,  1/31/2028
a
52,383
Vistra Operations Company, LLC
81,000 5.000%,  7/31/2027
a
78,434
Total 1,611,326
Total Long-Term Fixed Income
(cost $40,456,431) 38,682,138
Shares
Registered Investment
Companies ( 16.4% ) Value
U.S. Affiliated  (7.2%)
464,637 Thrivent Core Emerging Markets
Debt Fund 3,744,976
Total 3,744,976
U.S. Unaffiliated  (9.2%)
64,600 Aberdeen Asia-Pacific Income
Fund, Inc. 180,880
19,625 AllianceBernstein Global High
Income Fund, Inc. 208,417
30,727 Allspring Income Opportunities
Fund 204,027

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (16.4%) Value
U.S. Unaffiliated  (9.2%)- continued
3,133 Barings Global Short Duration
High Yield Fund $ 44,802
5,338 BlackRock Core Bond Trust 57,650
21,740 BlackRock Corporate High Yield
Fund, Inc. 212,835
19,578 BlackRock Credit Allocation
Income Trust 209,289
2,100 BlackRock Debt Strategies Fund,
Inc. 23,226
1,100 BlackRock Enhanced Equity
Dividend Trust 9,075
20,283 BlackRock Enhanced Global
Dividend Trust 212,160
8,450 BlackRock Enhanced International
Dividend Trust 46,729
550 BlackRock Floating Rate Income
Strategies Fund, Inc. 7,106
3,766 BlackRock Income Trust, Inc. 44,815
7,292 BlackRock Multi-Sector Income
Trust 115,797
14,750 Blackstone Strategic Credit 2027
Term Fund 175,525
10,498 BNY Mellon High Yield Strategies
Fund 25,405
21,120 Eaton Vance Limited Duration
Income Fund 205,920
3,533 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 28,829
17,471 First Trust High Income Long/Short
Fund 208,429
5,168 Invesco Dynamic Credit
Opportunities Fund
h
54,445
5,077 iShares Preferred and Income
Securities ETF 163,632
7,794 New America High Income Fund,
Inc. 56,740
42,250 Nuveen Credit Strategies Income
Fund 235,333
4,998 Nuveen Floating Rate Income
Fund/Closed-End Fund 43,633
3,964 Nuveen Global High Income Fund 50,660
11,149 Nuveen Preferred Income
Opportunities Fund 80,161
17,725 PGIM Global High Yield Fund, Inc. 211,991
16,984 PGIM High Yield Bond Fund, Inc. 220,622
4,793 Pimco Dynamic Income Fund
b
92,457
1,280 Tri-Continental Corporation 39,424
9,400 Vanguard Short-Term Corporate
Bond ETF 726,714
6,000 Virtus Convertible & Income Fund 20,040
11,986 Virtus Dividend, Interest &
Premium Strategy Fund 153,181
1,525 Virtus Equity & Convertible Income
Fund 34,145
1,902 Voya Asia Pacific High Dividend
Equity Income Fund 12,040
29,850 Voya Global Equity Dividend &
Premium Opportunity Fund 158,205
50,693 Western Asset High Income
Opportunity Fund, Inc. 197,703
Total 4,772,042
Total Registered Investment
Companies (cost $9,685,664) 8,517,018
Shares Preferred Stock ( 5.2% ) Value
Communications Services (0.6%)
12,075 AT&T, Inc., 4.750%
f
$ 242,828
6,000 Telephone and Data Systems, Inc.,
6.000%
f
95,940
Total 338,768
Energy (0.1%)
525 Energy Transfer, LP, 7.600%
c,f
13,283
1,415 Nustar Logistics, LP, 12.310%
c
35,545
60 UGI Corporation, Convertible,
7.250% 3,488
Total 52,316
Financials (3.9%)
3,925 Aegon Funding Corporation II,
5.100% 85,055
3,500 Allstate Corporation, 5.100%
f
78,540
789 Apollo Global Management, Inc.,
Convertible, 6.750% 50,299
9,150 Bank of America Corporation,
4.250%
f
181,170
43 Bank of America Corporation,
Convertible, 7.250%
f
51,331
5,300 Capital One Financial Corporation,
5.000%
f
108,438
3,600 Equitable Holdings, Inc., 5.250%
f
82,188
7,200 J.P. Morgan Chase & Company,
4.200%
f
145,152
5,925 J.P. Morgan Chase & Company,
4.750%
f
133,075
6,750 KeyCorp, 6.200%
c,f
154,642
5,875 Morgan Stanley, 4.250%
f
118,322
4,000 Morgan Stanley, 5.850%
c,f
99,960
2,800 Morgan Stanley, 7.125%
c,f
70,700
2,750 Public Storage, 3.950%
f
49,830
4,950 Public Storage, 4.125%
f
95,980
850 Public Storage, 4.625%
f
18,182
225 Public Storage, 4.700%
f
4,835
1,450 Regions Financial Corporation,
5.700%
c,f
34,220
250 Synovus Financial Corporation,
5.875%
c,f
6,160
5,900 U.S. Bancorp, 4.000%
f
111,215
6,750 Wells Fargo & Company, 4.250%
f
131,558
4,500 Wells Fargo & Company, 4.750%
f
97,650
90 Wells Fargo & Company,
Convertible, 7.500%
f
109,742
Total 2,018,244
Utilities (0.6%)
7,500 CMS Energy Corporation, 4.200%
f
152,550
910 NextEra Energy, Inc., Convertible,
6.926%
b
35,426
4,400 Southern Company, 4.950% 101,156
Total 289,132
Total Preferred Stock
(cost $3,100,950) 2,698,460
Shares
Collateral Held for Securities
Loaned ( 3.6% ) Value
1,856,755 Thrivent Cash Management Trust 1,856,755
Total Collateral Held for
Securities Loaned
(cost $1,856,755) 1,856,755

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 0.3% ) Value
Communications Services (<0.1%)
198 Tripadvisor, Inc.
i
$ 5,502
21 Windstream Services, LLC
i
200
Total 5,702
Consumer Discretionary (0.1%)
362 Bloomin' Brands, Inc. 10,382
6 Booking Holdings, Inc. 21,767
100 Ford Motor Company 1,328
Total 33,477
Energy (0.1%)
135 Permian Resources Corporation 2,384
80 Pioneer Natural Resources
Company 21,000
Total 23,384
Financials (0.1%)
1,200 AGNC Investment Corporation 11,880
662 Annaly Capital Management, Inc. 13,035
1,200 Apollo Commercial Real Estate
Finance, Inc. 13,368
15 Block, Inc.
i
1,269
1,900 Chimera Investment Corporation 8,759
2,050 Rithm Capital Corporation 22,878
Total 71,189
Health Care (<0.1%)
122 Varex Imaging Corporation
i
2,208
Total 2,208
Information Technology (<0.1%)
45 RingCentral, Inc.
i
1,563
Total 1,563
Materials (<0.1%)
15 Allegheny Technologies, Inc.
i
768
Total 768
Real Estate (<0.1%)
90 Kite Realty Group Trust 1,951
Total 1,951
Total Common Stock
(cost $125,427) 140,242
Shares or
Principal
Amount Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
157,343 5.590% 1,573,428
U.S. Treasury Bills
100,000 5.207%, 4/11/2024
j,k
99,854
Total Short-Term Investments
(cost $1,673,237) 1,673,282
Total Investments (cost
$56,898,464) 103.1% $ 53,567,895
Other Assets and Liabilities, Net
(3.1%) (1,601,764)
Total Net Assets 100.0% $51,966,131
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $14,130,715 or 27.2% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Multidimensional Income Fund as of March 28, 2024
was $6,050 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 3/8/2017 $ 59,376
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 1,753,972
Common Stock 36,966
Total lending $1,790,938
Gross amount payable upon return of
collateral for securities loaned $1,856,755
Net amounts due to counterparty $65,817

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR3M - CME Term SOFR 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 958,102 – 958,102 –
Capital Goods 1,890,407 – 1,890,407 –
Collateralized Mortgage Obligations 40,022 – 40,022 –
Communications Services 2,344,850 – 2,344,850 –
Consumer Cyclical 2,963,564 – 2,963,564 –
Consumer Non-Cyclical 1,896,369 – 1,896,369 –
Energy 2,979,948 – 2,979,948 –
Financials 7,606,469 – 7,606,469 –
Mortgage-Backed Securities 5,744,356 – 5,744,356 –
Technology 1,377,898 – 1,377,898 –
Transportation 459,772 – 459,772 –
U.S. Government & Agencies 8,809,055 – 8,809,055 –
Utilities 1,611,326 – 1,611,326 –
Registered Investment Companies
U.S. Unaffiliated 4,772,042 4,717,597 – 54,445
Preferred Stock
Communications Services 338,768 – 338,768 –
Energy 52,316 48,828 3,488 –
Financials 2,018,244 1,043,198 975,046 –
Utilities 289,132 289,132 – –
Common Stock
Communications Services 5,702 5,502 200 –
Consumer Discretionary 33,477 33,477 – –
Energy 23,384 23,384 – –
Financials 71,189 71,189 – –
Health Care 2,208 2,208 – –
Information Technology 1,563 1,563 – –
Materials 768 768 – –
Real Estate 1,951 1,951 – –
Short-Term Investments 99,854 – 99,854 –
Subtotal Investments in Securities $46,392,736 $6,238,797 $40,099,494 $54,445
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,744,976
Affiliated Short-Term Investments 1,573,428
Collateral Held for Securities Loaned 1,856,755
Subtotal Other Investments $7,175,159
Total Investments at Value $53,567,895
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Multidimensional Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 2,874 – 2,874 –
Total Liability Derivatives $2,874 $– $2,874 $–

Multidimensional Income Fund
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Multidimensional Income Fund's swaps contracts held as of March 28, 2024. Investments totaling $99,854 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 1,045,000 $ – ( $ 2,874) ( $ 2,874)
Total Credit Default Swaps $– ($2,874) ($2,874)
1 As the buyer of protection, Multidimensional Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,156 $59 $500 $3,745 465 7.2%
Total U.S. Affiliated Registered Investment
Companies 4,156 3,745 7.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 460 6,290 5,177 1,573 157 3.0
Total Affiliated Short-Term Investments 460 1,573 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,257 8,010 7,410 1,857 1,857 3.6
Total Collateral Held for Securities Loaned 1,257 1,857 3.6
Total Value $5,873 $7,175
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($128) $158 $– $58
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 16
Total Income/Non Cash Income from Affiliated Investments $74
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total ($128) $158 $–

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each Fund may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the period ended March 28, 2024, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the period ended March 28, 2024, Diversified Income
Plus used equity futures to manage exposure to the equities
market.
During the period ended March 28, 2024, Diversified Income
Plus used foreign exchange futures to hedge the currency risk.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The
Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended March 28, 2024, Diversified Income
Plus and Multidimensional Income used CDX Indexes (comprised of CDSs) to help manage credit risk exposures within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Bank Loans (Leveraged Loans)
— Certain Funds may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may
settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based
on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.
Consent and amendment fees are accrued as income when the
changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Fund is obligated to fund these commitments at
the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.